As filed with the Securities and Exchange Commission on

                                  April 9, 2002

                           Registration No. 333-95163
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                         Post-Effective Amendment No. 3
                                       to
                                    Form S-6
                                 --------------

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                           (Exact Name of Registrant)
                                ----------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                ----------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                -----------------

    Title of Securities Being Registered: Securities of Unit Investment Trust
                      ------------------------------------

Approximate Date of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

         [ ]  Immediately upon filing pursuant to paragraph (b).

         [X]  On May 1, 2002 pursuant to paragraph (b).

         [ ]  60 days after filing pursuant to paragraph (a)(1).

         [ ]   On ___________ pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
-----------    ---------------------

        1      Cover Page
        2      Cover Page
        3      Not Applicable
        4      Distribution of the Policies
        5      Ameritas Variable Life Insurance Company Separate Account V
        6      Ameritas Variable Life Insurance Company Separate Account V
        7      Not Required
        8      Not Required
        9      Legal Proceedings
       10      Summary; Addition, Deletion of Substitution of Investments;
               Policy  Benefits;   Policy  Rights;   Payment  and  Allocation of
               Premiums; General Provisions; Voting Rights
       11      Summary; The Funds
       12      Summary; The Funds
       13      Summary; The Funds - Charges and Deductions
       14      Summary; Payment and Allocation of Premiums
       15      Summary; Payment and Allocation of Premiums
       16      Summary; The Funds
       17      Summary, Policy Rights
       18      The Funds
       19      General Provisions; Voting Rights
       20      Not Applicable
       21      Summary; Policy Rights, Loan Benefits; General Provisions
       22      Not Applicable
       23      Safekeeping of the Separate Account's Assets
       24      General Provisions
       25      Ameritas Variable Life Insurance Company
       26      Not Applicable
       27      Ameritas Variable Life Insurance Company
       28      Executive Officers and Directors of AVLIC; Ameritas Variable Life
               Insurance Company
       29      Ameritas Variable Life Insurance Company
       30      Not Applicable
       31      Not Applicable
       32      Not Applicable
       33      Not Applicable
       34      Not Applicable
       35      Not Applicable
       36      Not Required
       37      Not Applicable
       38      Distribution of the Policies
       39      Distribution of the Policies
       40      Distribution of the Policies
       41      Distribution of the Policies

ITEM NO. OF
FORM N-8B-2     CAPTION IN PROSPECTUS
-----------     ---------------------


       42       Not Applicable
       43       Not Applicable
       44       Cash Value, Payment and Allocation of Premium
       45       Not Applicable
       46       The Funds; Cash Value
       47       The Funds
       48       State Regulation of AVLIC
       49       Not Applicable
       50       The Separate Account
       51       Cover Page; Summary; Policy Benefits; Payment and Allocation of
                Premiums, Charges and Deductions
       52       Addition, Deletion or Substitution of Investments
       53       Summary; Federal Tax Matters
       54       Not Applicable
       55       Not Applicable
       56       Not Required
       57       Not Required
       58       Not Required
       59       Financial Statements

                                  AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO

                                                                 5900 "O" Street
PROSPECTUS                                      P.O. Box 82550/Lincoln, NE 68501

CORPORATE BENEFIT VUL--A Flexible Premium Variable Universal Life
Insurance Policy issued by Ameritas Variable Life Insurance Company

Corporate Benefit VUL is a flexible premium variable universal life insurance Policy ("Policy") issued by Ameritas Variable Life Insurance Company ("AVLIC"). Corporate Benefit VUL is designed primarily for an employer who is seeking a cost-effective and tax-efficient means of informally funding a non-qualified deferred compensation plan for its key executives. Like traditional life insurance policies, a Corporate Benefit VUL Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, Corporate Benefit VUL lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

A Corporate Benefit VUL Policy is different from traditional life insurance policies in another important way: the Policy Owner selects how Policy premiums will be invested. Although the Policy guarantees a minimum Death Benefit as long as the Policy remains in force, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.


The Investment Options available through Corporate Benefit VUL include investment portfolios managed by American Century Investment Management, Inc., Ameritas Investment Corp., Calvert Asset Management Company, Inc., Fidelity Management & Research Company, Fred Alger Management, Inc., Invesco Funds Group, Inc., Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc. (dba "Van Kampen), Salomon Brothers Asset Management Inc, Summit Investment Partners, Inc., and EQSF Advisers, Inc. Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio which must accompany this Corporate Benefit VUL prospectus. You may also choose to allocate premium payments to the Fixed Account managed by AVLIC.


A Corporate Benefit VUL Policy will be issued after AVLIC accepts a prospective Policy Owner's application. Generally, an application must specify a minimum Death Benefit of $100,000 ($50,000 if the Term Insurance Rider is attached to the Policy). Corporate Benefit VUL Policies are available on individuals ages 18 to 65 at the time of purchase if guaranteed or simplified underwriting is used and ages 18 to 85 with regular underwriting. A Corporate Benefit VUL Policy, once purchased, may generally be canceled within 10 days after you receive it.

This Corporate Benefit VUL prospectus is designed to assist you in understanding the opportunities and risks associated with the purchase of a Corporate Benefit VUL Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

This prospectus includes a summary of the most important features of the Corporate Benefit VUL Policy, information about AVLIC, a list of the investment portfolios to which you may allocate premium payments, as well as a detailed description of the Corporate Benefit VUL Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

This prospectus must be accompanied by a prospectus for each of the investment portfolios available through this Policy.

Although the Corporate Benefit VUL Policy is designed to provide life insurance, a Corporate Benefit VUL Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Corporate Benefit VUL Policy involves investment risk, including the possible loss of principal. For this reason, Corporate Benefit VUL may not be suitable for all businesses. It may not be advantageous to purchase a Corporate Benefit VUL Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another flexible premium variable universal life insurance policy on the Insured. In addition, the tax consequences of continuing coverage beyond age 100 are uncertain, and the Policy Owner should consult a tax adviser as to the potential consequences.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  web  site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2002

                              CORPORATE BENEFIT VUL
                                        1

CONTACTING US. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com
                              ---------------------

Express mail packages should be sent to our street address, not our P.O. Box address.

SENDING FORMS, WRITTEN NOTICE AND WRITTEN REQUESTS IN "GOOD ORDER." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.

REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

MAKE CHECKS PAYABLE TO:
"Ameritas Variable Life Insurance Company"


TABLE OF CONTENTS                                              PAGE
--------------------------------------------------------------------------------

     DEFINITIONS.................................................3
     SUMMARY.....................................................5
     AVLIC, THE SEPARATE ACCOUNT
         AND THE FUNDS..........................................12
         Ameritas Variable Life Insurance Company
         The Separate Account
         Performance Information
         The Funds - Investment Strategies and Objectives
         Addition, Deletion or Substitution of Investments
         Fixed Account
     POLICY BENEFITS............................................16
         Purposes of the Policy
         Death Benefit Proceeds
         Death Benefit Options
         Methods of Affecting Insurance Protection
         Duration of the Policy
         Accumulation Value
         Payment of Policy Benefits
     POLICY RIGHTS..............................................20
         Loan Benefits
         Surrenders
         Partial Withdrawals
         Transfers
         Systematic Programs
           (PORTFOLIO REBALANCING, DOLLAR COST AVERAGING, EARNINGS SWEEP) Free Look Privileges
     PAYMENT AND ALLOCATION OF PREMIUMS.........................22
         Issuance of a Policy
         Premiums
         Allocation of Premiums and Accumulation Value
         Policy Lapse and Reinstatement
     CHARGES & DEDUCTIONS.......................................25
         Deductions from Premium Payments
         Charges from Accumulation Value
         Partial Withdrawal Charge
         Transfer Charge
         Daily Charges Against the Separate Account
     GENERAL PROVISIONS.........................................27
     DISTRIBUTION OF THE POLICIES...............................29
     FEDERAL TAX MATTERS........................................30
     SAFEKEEPING OF THE SEPARATE ACCOUNT
         ASSETS.................................................33
     THIRD PARTY SERVICES.......................................33
     VOTING RIGHTS..............................................33
     STATE REGULATION OF AVLIC..................................33
     EXECUTIVE OFFICERS AND DIRECTORS OF AVLIC..................34
     LEGAL MATTERS..............................................34
     LEGAL PROCEEDINGS..........................................35
     INDEPENDENT AUDITORS.......................................35
     ADDITIONAL INFORMATION.....................................35
     ILLUSTRATIONS..............................................35
     FINANCIAL STATEMENTS.......................................35
         CORPORATE...........................................F-I-1
         SEPARATE ACCOUT....................................F-II-1
     EMPLOYEE BENEFIT PLAN INFORMATION
         STATEMENT.............................................A-1

                 The Policy, certain Funds, and/or certain riders are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                              CORPORATE BENEFIT VUL

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in the Separate Account, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of the Separate Account to provide for expenses of ongoing administrative services to the Policy Owners as a group.

ATTAINED AGE - The Issue Age of the Insured plus the number of complete Policy Years that the Policy has been in force.

AVLIC ("we, us, our") - Ameritas Variable Life Insurance Company, a Nebraska stock company. AVLIC's Home Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the death of the Insured. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Insured's gender (where applicable), Issue Age, Policy duration, and risk class. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by AVLIC of Satisfactory Proof of Death of the Insured while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction through the month of death.

FIXED ACCOUNT - An account that is a part of AVLIC's General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of AVLIC includes all of AVLIC's assets except those assets segregated into separate accounts such as the Separate Account.

GRACE PERIOD - A 61day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes a payment during the Grace Period such that the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deduction, the Policy will not lapse.

INSURED - The person whose life is insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The age of the Insured at the Insured's birthday nearest the Policy Date.

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

                              CORPORATE BENEFIT VUL

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of the Separate Account to provide for the risk that mortality and expense costs may be greater than expected.

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Outstanding Policy Debt and any Accrued Expense Charges.

NET PREMIUM - Premium paid less the Percent of Premium Charge.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE - The amount deducted from each premium received to cover certain expenses such as premium-based taxes, expressed as a percentage of the premium. (See the section on Deductions From Premium Payment.)

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force.

POLICY - The flexible premium variable universal life insurance Policy offered by AVLIC and described in this prospectus.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

POLICY OWNER - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

SATISFACTORY PROOF OF DEATH - Means all of the following must be submitted: (1) A certified copy of the death certificate; (2) A Claimant Statement; (3) The Policy; and (4) Any other information that AVLIC may reasonably require to establish the validity of the claim.


SEPARATE ACCOUNT - This term refers to Ameritas Variable Life Insurance Company Separate Account V, a separate investment account established by AVLIC to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to the Separate Account. The Separate Account is segregated from the General Account and all other assets of AVLIC.


SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy during the Insured's life for the Net Cash Surrender Value.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                              CORPORATE BENEFIT VUL

SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.


                                DIAGRAM OF POLICY

                                PREMIUM PAYMENTS
                       You can vary amount and frequency.

                            DEDUCTIONS FROM PREMIUMS
            Percent of Premium Charge--currently 3.0% (maximum 5.0%)

                                  NET PREMIUMS

The Net Premium may be invested in the Fixed Account or in the Separate Account which offers a wide variety of Subaccount investment options.


                             DEDUCTIONS FROM ASSETS
Monthly charge for Cost of Insurance and cost of any riders. The charge varies by the Policy duration and the Issue Age, gender, and risk class of the Insured. (See the Policy Schedule for rates.)

Monthly per Policy charge for administrative expenses:
                                       CURRENT                    MAXIMUM
         POLICY YEAR               MONTHLY CHARGE            MONTHLY CHARGE
         -----------               --------------            --------------
             1                         $15.00                     $15.00
             2 +                       $ 7.00                     $12.00

Monthly per $1000 charge for administrative expenses:
     The first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount (maximum monthly charge $1.97 per $1000). In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase (maximum monthly charge $1.97 per $1000). The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class.
     (See the Policy Schedule for rates.)


Daily charge from the Subaccounts (not deducted from the Fixed Account):
                                                   CURRENT ANNUAL CHARGE   MAXIMUM ANNUAL CHARGE
                                                     POLICY YEARS              POLICY YEARS
                                                   1-15 16+     1-15         16+
                                                   ---- ---     ----         ---
Mortality and Expense Risk Charge                  0.75%        0.30%        0.95%      0.50%
Asset-Based Administrative Expense Charge          0.15%        0.15%        0.15%      0.15%
                                                   -----        -----        -----      -----
Combined annual rate of Subaccount daily charge    0.90%        0.45%        1.10%      0.65%
                                                   -----        ------       -----      -----


Fund expense charges, which ranged from 0.36% to 1.80% at the most recent fiscal year end, are also deducted.


There is no Surrender charge.

                                 LIVING BENEFITS
You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Partial withdrawals are subject to a maximum charge of the lesser of $50 (currently $25) or 2% of the amount withdrawn.

AVLIC guarantees up to 15 free transfers between the Investment Options each Policy Year. After that, a $10 charge may be made for each transfer. Under current practice, unlimited free transfers are permitted.

You may Surrender the Policy at any time for its Net Cash Surrender Value.



                           RETIREMENT INCOME BENEFITS
Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become a taxable distribution. (SEE FEDERAL TAX MATTERS SECTION.)


You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.


                                 DEATH BENEFITS
Generally, Death Benefit income is tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.

                              CORPORATE BENEFIT VUL

SUMMARY
The following summary is intended to highlight the most important features of a Corporate Benefit VUL Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Corporate Benefit VUL Policy, which is available upon request from AVLIC.

WHO IS THE ISSUER OF A CORPORATE BENEFIT VUL POLICY?

AVLIC is the issuer of each Corporate Benefit VUL Policy. AVLIC enjoys a rating of A (Excellent) for financial strength and operating performance from A.M. Best Company, a firm that analyzes insurance carriers. This is the third highest of Best's 15 categories. AVLIC, as part of the Ameritas consolidated group, is rated AA (Very Strong) for financial insurance strength from Standard & Poor's. This is the third highest of Standard & Poor's 21 ratings. (See the section on Ameritas Variable Life Insurance Company.) The financial statements for AVLIC can be found on page F-II-1.


WHAT IS THE PRIMARY PURPOSE OF PURCHASING A CORPORATE BENEFIT VUL POLICY?
The primary purpose of a Corporate Benefit VUL Policy is to serve as an informal funding vehicle for various executive benefit arrangements. These arrangements typically focus on one or more financial objectives, which can be met by the following characteristics of the Corporate Benefit VUL Policy:
o Payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects (See the section on Death Benefit Options.)
o Accessibility of Policy values through Policy loan, Surrender and withdrawal features (See the section on Policy Rights.)
o Ability to direct the manner in which the net premiums will be invested. So long as the Policy is in force, the Policy Owner will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Corporate Benefit VUL Policy will reflect your investment choices over the life of the Policy.

WHAT ARE THE  CHARGES  ASSOCIATED  WITH  OWNERSHIP  OF A  CORPORATE  BENEFIT VUL
POLICY?
Certain states impose premium and other taxes in connection with insurance policies such as Corporate Benefit VUL. AVLIC may deduct up to 5.0% of each premium as a Percent of Premium Charge. Currently, the charge is 3.0%.

Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate AVLIC for administering each individual Corporate Benefit VUL Policy. These charges, which are part of the Monthly Deduction, are calculated and deducted on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insured as reflected in relevant actuarial tables.

There are two separate charges for administration of the Policy--a monthly Administrative Expense Charge, and a daily Asset-Based Administrative Expense Charge. The monthly Administrative Expense Charge itself has three components:
(1) a per Policy charge; (2) a charge per $1000 of initial specified amount; and
(3) a charge per $1000 of each increase in specified amount. Currently, the per Policy charge is $15 per month in the first Policy Year and $7 per month thereafter. The per Policy portion of the Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $15 per month in the first Policy Year and $12 per month thereafter. During the first ten Policy Years (or for the life of the Policy where required by state law), there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase (or life of the Policy, where required). The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. The current charge per $1000 is the same as the maximum charge. (See the section on Charges from Accumulation Value.)


Also, AVLIC is entitled to receive fees for its services in administering the Separate Account and Subaccounts and as compensation for bearing certain mortality and expense risks. These fees are calculated and deducted daily during

                              CORPORATE BENEFIT VUL
the first 15 Policy Years, at a combined current annual rate of 0.90% (maximum 1.10%) of the value of the net assets of the Separate Account. After the 15th Policy Anniversary Date, the combined current annual rate is expected to decrease to 0.45% (maximum 0.65%) of the daily net assets of the Separate
Account. No daily fees will be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)


FUND EXPENSE SUMMARY. The following chart shows the expenses charged in the year 2001 by each Subaccount's underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.

                                                                              Total      Waivers     Total Expenses
      Subaccount's underlying               Management  12b-1     Other        Fund        and     after waivers and
      Portfolio Name                           Fees      Fees      Fees        Fees    Reductions  reductions, if any
      --------------                           ----      ----      ----        ----    ----------  ------------------
ALGER
o    Alger American Balanced                  0.75%       -      0.10%       0.85%         -            0.85%
o    Alger American Leveraged AllCap          0.85%       -      0.07%       0.92%         -            0.92%
AMERICAN CENTURY                                          -
o    VP Income & Growth                       0.70%       -         -         0.70%        -            0.70%
AMERITAS PORTFOLIOS (SUBADVISOR) (1)
o    Ameritas Growth (FRED ALGER)             0.80%       -      0.10%       0.90%       0.01%          0.89%
o    Ameritas Income & Growth (FRED ALGER)    0.68%       -      0.12%       0.80%       0.02%          0.78%
o    Ameritas MidCap Growth (FRED ALGER)      0.85%       -      0.11%       0.96%       0.02%          0.94%
o    Ameritas Small Company Equity (BABSON)   1.17%       -      1.21%       2.38%       0.88%          1.50%
o    Ameritas Money Market (CALVERT)          0.25%       -      0.13%       0.38%       0.02%          0.36%(2)
o    Ameritas Small Capitalization (MCSTAY)   0.90%       -      0.21%       1.11%       0.11%          1.00%
o    Ameritas Emerging Growth (MFS CO.)       0.80%       -      0.41%       1.21%       0.26%          0.95%
o    Ameritas Growth With Income (MFS CO.)    0.80%       -      0.52%       1.32%       0.34%          0.98%
o    Ameritas Research (MFS CO.)              0.80%       -      0.61%       1.41%       0.45%          0.96%
o    Ameritas Select (HARRIS/OAKMARK)         0.97%       -      0.48%       1.45%         -            1.45%
o    Ameritas Index 500 (STATE STREET)        0.29%       -      0.15%       0.44%       0.06%          0.38%
CALVERT PORTFOLIOS
o    CVS Income                               0.70%       -      0.50%       1.20%       0.22%          0.98%(3)
o    CVS Social Balanced                      0.70%       -      0.18%(4)    0.88%         -            0.88%
o    CVS Social Equity                        0.70%       -      0.64%       1.34%       0.36%          0.98%(3)
o    CVS Social International Equity          1.10%       -      0.51%(4)    1.61%         -            1.61%
o    CVS Social Mid Cap Growth                0.90%       -      0.23%(4)    1.13%         -            1.13%
o    CVS Social Small Cap Growth              1.00%       -      0.39%(4)    1.39%         -            1.39%
FIDELITY
o   VIP Asset Manager - SERVICE CLASS         0.53%    0.10%     0.11%       0.74%         -            0.74%(5)
o   VIP Asset Manager: Growth - SERVICE CLASS 0.58%    0.10%     0.15%       0.83%         -            0.83%(5)
o   VIP Contrafund(R)- SERVICE CLASS          0.58%    0.10%     0.10%       0.78%         -            0.78%(5)
o   VIP Equity-Income - SERVICE CLASS         0.48%    0.10%     0.10%       0.68%         -            0.68%(5)
o   VIP Growth - SERVICE CLASS                0.58%    0.10%     0.10%       0.78%         -            0.78%(5)
o   VIP High Income - SERVICE CLASS           0.58%    0.10%     0.13%       0.81%         -            0.81%
o   VIP Investment Grade Bond - INITIAL CLASS 0.43%      -       0.11%       0.54%         -            0.54%
o   VIP Overseas - SERVICE CLASS              0.73%    0.10%     0.20%       1.03%         -            1.03%(5)
INVESCO FUNDS
o   VIF-Dynamics(6)                           0.75%      -       0.33%       1.08%         -            1.08%
MFS
o   New Discovery                             0.90%      -       0.19%(7) (8)1.09%       0.03%          1.06%
o   Strategic Income                          0.75%      -       0.37%(7) (8)1.12%       0.20%          0.92%
o   Utilities                                 0.75%      -       0.18%(7)    0.93%         -            0.93%
MORGAN STANLEY
o   Emerging Markets Equity                   1.25%      -       0.87%       2.12%       0.27%          1.85%(9)
o   Global Value Equity                       0.80%      -       0.48%       1.28%       0.13%          1.15%(9)
o   International Magnum                      0.80%      -       0.54%       1.34%       0.18%          1.16%(9)
o   U.S. Real Estate                          0.80%      -       0.35%       1.15%       0.05%          1.10%(9)
SALOMON BROTHERS
o   Variable Capital                          0.85%      -       0.17%       1.02%       0.02%(10)      1.00%
SUMMIT PINNACLE SERIES(11)
o   Nasdaq-100 Index                          0.35%      -       0.30%       0.65%         -            0.65%
o   Russell 2000 Small Cap Index              0.35%      -       0.40%       0.75%         -            0.75%
o   S&P MidCap 400 Index                      0.30%      -       0.30%       0.60%         -            0.60%

                              CORPORATE BENEFIT VUL
                                        7

                                                                              Total      Waivers     Total Expenses
      Subaccount's underlying               Management  12b-1     Other        Fund        and     after waivers and
      Portfolio Name                           Fees      Fees      Fees        Fees    Reductions  reductions, if any
      --------------                           ----      ----      ----        ----    ----------  ------------------
THIRD AVENUE
o   Third Avenue Value (12)                   0.90%      -       0.40%       1.30%         -            1.30%


(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) AIC may recapture fees waived and/or reimbursed for the Ameritas Money Market portfolio. Such recapture is permitted, after taking into account the fee recapture, only to the extent that the expense ratio of the Ameritas Money Market portfolio does not exceed 0.36%. The adviser may recapture fees until December 31, 2002, the expiration of the recapture period.

(3) Expenses are based on estimates for the portfolio's upcoming fiscal l year. The adviser has contractually agreed to limit annual portfolio operating expenses to 0.98% for the fiscal year ending December 31, 2002.

(4) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

     The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total Expenses" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2001.


(7) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
                  New Discovery                       1.05%
                  Strategic Income                    0.90%
                  Utilities                           0.92%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS New Discovery and Strategic Income portfolio's such that each portfolio's "Other Fees" (after taking into account the expense offset arrangement described above) do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees who oversees the portfolio.

(9)  The portfolio's  investment  adviser has  voluntarily  agreed to reduce its management fee and/or reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed:
                  Emerging Markets Equity                    1.75%
                  Global Value Equity                        1.15%
                  International Magnum                       1.15%
                  U.S. Real Estate                           1.10%
     The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.


     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the portfolio's total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

     For the year ended December 31, 2001, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each portfolio, including certain investment related expenses, were as stated in the table.

(10) The manager voluntarily reimbursed the fund for certain expenses during the period ended December 31, 2001. Without this reimbursement, the fund's Total Expenses would have been 1.2702%. The manager may discontinue the waiver at any time.

(11) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Inde is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

                              CORPORATE BENEFIT VUL

(12) Under current arrangements, whenever, in any fiscal year, the portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the portfolio's average net assets, the adviser is obligated to reimburse the portfolio in an amount equal to that excess.

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

AVLIC may receive administrative fees from the investment advisers of certain Funds. AVLIC currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. AVLIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of AVLIC changes.

HOW DOES THE INVESTMENT COMPONENT OF THE CORPORATE BENEFIT VUL POLICY WORK? AVLIC has established the Separate Account, which is separate from all other assets of AVLIC, as a vehicle to receive and invest premiums received from Corporate Benefit VUL Policy Owners and owners of certain other variable universal life products offered by AVLIC. The Separate Account is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through Corporate Benefit VUL. Each Policy Owner may allocate Net Premiums to one or more Subaccounts, or to AVLIC's Fixed Account in the initial application. These allocations may be changed, without charge, by notifying AVLIC's Home Office. The aggregate value of your interests in the Subaccounts, the Fixed Account, and any amount held in the General Account to secure Policy debt will represent the Accumulation Value of your Corporate Benefit VUL Policy. (See the section on Accumulation Value.)

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE CORPORATE BENEFIT VUL POLICY?

The Investment Options available through Corporate Benefit VUL include a variety of investment portfolios, each of which is a separate series of a mutual fund managed by American Century Investment Management, Inc., Ameritas Investment Corp., Calvert Asset Management Company, Inc., Fidelity Management & Research Company, Fred Alger Management, Inc., Invesco Funds Group, Inc., Massachusetts Financial Services Company, Morgan Stanley Dean Witter Investment Management Inc., Salomon Brothers Asset Management Inc, Summit Investment Partners, Inc., and EQSF Advisers, Inc. (On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc., but continues to do business in certain instances using the name Morgan Stanley Asset Management.) These portfolios are listed in the Fund Expense Summary above.


Details about the investment objectives and policies of each of the available investment portfolios and management fees and expenses appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. In addition to the listed portfolios you may also elect to allocate Net Premiums to AVLIC's Fixed Account. (See the section on Fixed Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF A CORPORATE BENEFIT VUL POLICY WORK?
A Corporate Benefit VUL Policy provides for the payment of a minimum Death Benefit upon the death of the Insured. The amount of the minimum Death Benefit--sometimes referred to as the Specified Amount of the Corporate Benefit VUL Policy--is chosen by you at the time your Corporate Benefit VUL Policy is established. However, Death Benefit Proceeds--the actual amount that will be paid after AVLIC receives Satisfactory Proof of Death of the Insured--will vary over the life of your Corporate Benefit VUL Policy, depending on which of the two available coverage options you select.

If you choose Option A, Death Benefit Proceeds payable under your Corporate Benefit VUL Policy will be the Specified Amount of your Corporate Benefit VUL Policy OR the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, Death Benefit Proceeds payable under your Corporate Benefit VUL Policy will be the Specified Amount of your Corporate Benefit VUL Policy PLUS the Accumulation Value of your Corporate Benefit VUL Policy, or if it is higher, the applicable percentage of the Accumulation Value on the date of death. In either case, the applicable percentage is established based on the age of the Insured at the date of death. (See the section on Death Benefit Options.)

                              CORPORATE BENEFIT VUL

ARE THERE ANY RISKS INVOLVED IN OWNING CORPORATE BENEFIT VUL POLICY?
Yes. Over the life of the Corporate Benefit VUL Policy, the Subaccounts to which you allocate premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Corporate Benefit VUL Policy and may result in loss of principal. For this reason, the purchase of a Corporate Benefit VUL Policy may not be suitable for all businesses. It may not be advantageous to purchase a Corporate Benefit VUL Policy to replace or augment existing insurance arrangements.


WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP A CORPORATE BENEFIT VUL POLICY IN FORCE?
Like traditional life insurance policies, a Corporate Benefit VUL Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Corporate Benefit VUL Policy becomes effective.

The distinction between traditional life policies and a Corporate Benefit VUL Policy is that a Corporate Benefit VUL Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Corporate Benefit VUL Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Corporate Benefit VUL Policy falls below zero. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED?
A Corporate Benefit VUL Policy will be issued after a completed application is accepted, and the initial premium payment is received, by AVLIC at its Home Office. AVLIC's Home Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501. The initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections made in the application. When state or other applicable law or regulation requires return of at least the premium payments, should you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in the application. You have the right to examine the Corporate Benefit VUL Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

You may make subsequent premium payments, although you are not required to do so. AVLIC will send premium payment notices to you according to any schedule you select. When AVLIC receives a premium payment at its Home Office, we will deduct any applicable Percent of Premium Charge and allocate the Net Premium to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

As already noted, Corporate Benefit VUL provides considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the Cost of Insurance needed to keep the Corporate Benefit VUL Policy in force; maximum premium limitations established under the federal tax laws; and the impact that reduced premium payments may have on the Net Cash Surrender Value of the Corporate Benefit VUL Policy. (See the section on Premiums.)

IS THE ACCUMULATION VALUE OF THE CORPORATE BENEFIT VUL POLICY AVAILABLE WITHOUT SURRENDER?
Yes. You may access the value of your Corporate Benefit VUL Policy in one of two ways. You may obtain a loan, secured by the Accumulation Value of your Corporate Benefit VUL Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Corporate Benefit VUL Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

You may also access the value of your Corporate Benefit VUL Policy by making a partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

WHEN DOES THE CORPORATE BENEFIT VUL POLICY TERMINATE?

                              CORPORATE BENEFIT VUL

You may terminate the Corporate Benefit VUL Policy by Surrendering the Policy during the lifetime of the Insured for its Net Cash Surrender Value. If you surrender the Policy in the first two Policy Years, we will refund a portion of the Percent of Premium Charge deducted in the first Policy Year. As noted above, the Corporate Benefit VUL Policy will terminate if you fail to maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)



                              CORPORATE BENEFIT VUL

AVLIC, THE SEPARATE ACCOUNT AND THE FUNDS

AMERITAS VARIABLE LIFE INSURANCE COMPANY

RATINGS: A.M. BEST - A (EXCELLENT), 3rd highest of 15 ratings for financial strength and operating performance. STANDARD & POOR'S - AA (VERY STRONG), 3rd highest of 21 ratings for insurer financial strength. (THESE RATINGS DO NOT BEAR ON THE INVESTMENT PERFORMANCE OF ASSETS HELD IN THE SEPARATE ACCOUNT OR ON THE DEGREE OF RISK IN INVESTMENTS IN THE SEPARATE ACCOUNT.)

AWARDS:  1999 BETTER BUSINESS BUREAU NATIONAL TORCH AWARD.
         AMERITAS LIFE INSURANCE CORP. AND ITS AFFILIATED COMPANIES, INCLUDING AMERITAS VARIABLE LIFE INSURANCE COMPANY, WERE AMONG ONLY 22 FINALISTS HONORED IN THIS AWARD FOR MARKETPLACE ETHICS. WE WERE SITED FOR "DEMONSTRATING THE HIGHEST LEVEL OF INTEGRITY IN [OUR] PRACTICE TOWARD CUSTOMERS, EMPLOYEES, SUPPLIERS, INDUSTRY PEERS, AND THE COMMUNITIES WHERE [WE] DO BUSINESS."


Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. Our home office and Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. Our website address is variable.ameritas.com.


We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, group dental and vision insurance, retirement plans and 401(k) plans, banking, and public financing.

THE SEPARATE ACCOUNT
Ameritas Variable Life Insurance Company Separate Account V ("Separate Account") was established under Nebraska law on August 28, 1985. The assets of the Separate Account are held by AVLIC segregated from all of AVLIC's other assets, are not chargeable with liabilities arising out of any other business which AVLIC may conduct, and are not affected by income, gains, or losses of AVLIC. Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of AVLIC's other business, all obligations arising under the Policies are liabilities of AVLIC who will maintain assets in the Separate Account of a total market value at least equal to the reserve and other contract liabilities of the Separate Account. The Separate Account will at all times contain assets equal to or greater than Accumulation Values invested in the Separate Account. Nevertheless, to the extent assets in the Separate Account exceed AVLIC's liabilities in the Separate Account, the assets are available to cover the liabilities of AVLIC's General Account. AVLIC may, from time to time, withdraw assets available to cover the General Account obligations.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a Division of AVLIC.

                              CORPORATE BENEFIT VUL

PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account and the Funds available for investment by the Separate Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. AVLIC may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Insured based on assumptions as to age, gender, and other Policy specific assumptions.

AVLIC may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and the Separate Account charges, including the Monthly Deduction and the Percent of Premium Charge. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.


THE FUNDS - INVESTMENT STRATEGIES AND OBJECTIVES
The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

This information is just a summary for each underlying portfolio. Read the prospectus for each portfolio for more information.


-------------------------------------- ---------------------------------------- --------------------------------------
         Separate Account                       Investment Strategy                    Investment Objective
             Portfolio
-------------------------------------- -------------------------------------------------------------------------------
ALGER                                                    Offered through THE ALGER AMERICAN FUND
                                                          Advised by FRED ALGER MANAGEMENT, INC.
-------------------------------------- -------------------------------------------------------------------------------
ALGER AMERICAN BALANCED                Common stock of companies with           Current Income and long-term capital
                                       growth potential and fixed-income        growth
                                       securities.
-------------------------------------- ---------------------------------------- --------------------------------------
ALGER AMERICAN  LEVERAGED  ALLCAP      Common stocks of  companies  with        Long-term capital growth
                                       growth potential.
-------------------------------------- -------------------------------------------------------------------------------
          AMERICAN CENTURY                      Offered through AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                                                 Advised by AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
-------------------------------------- -------------------------------------------------------------------------------
VP INCOME & GROWTH                     Common stocks of U.S. companies.         Long-term capital growth.  Income
                                                                                is secondary.
-------------------------------------- -------------------------------------------------------------------------------
  AMERITAS PORTFOLIOS (SUBADVISOR)          Offered through CALVERT VARIABLE SERIES, INC. AMERITAS PORTFOLIOS
                                                           Advised by AMERITAS INVESTMENT CORP.
                                                           (BOTH ARE AMERITAS ACACIA COMPANIES)
-------------------------------------- -------------------------------------------------------------------------------
AMERITAS GROWTH                        Common stocks of large U.S.              Long-term capital growth.
         (FRED ALGER)                  companies with broad product lines,
                                       markets,  financial  resources and
                                       depth of management.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS INCOME & GROWTH               Dividend paying equity securities,       High level of dividend income, with
         (FRED ALGER)                  preferably with growth potential.        capital growth as a secondary goal.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS MIDCAP GROWTH                 Common stocks of midsize U.S.
         (FRED ALGER)                  companies with promising growth          Long-term capital growth.
                                       potential.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS SMALL COMPANY EQUITY          Common stocks of small size U.S.         Long-term capital growth.
         (BABSON)                      companies.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS MONEY MARKET (CALVERT)        Money market securities of domestic      Current income.
                                       and foreign issuers.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS SMALL  CAPITALIZATION         Common stocks of small, fast-growing     Long-term capital growth.
         (MCSTAY)                      U.S. companies that offer innovative
                                       products,  services or  technologies to a
                                       rapidly expanding marketplace.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS EMERGING GROWTH               Common stocks of emerging growth         Long-term capital growth.
         (MFS CO.)                     companies or related securities,
                                       including foreign securities.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of companies or
                                       related securities, including
AMERITAS GROWTH WITH INCOME            foreign securities, to seek to           Current income, long-term growth of
         (MFS CO.)                     provide income equal to 90% of the       capital and income.
                                       S&P 500 Composite Index dividend yield.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks and related securities
                                       of companies with favorable
                                       prospects for long-term growth,          Long-term capital growth and future
AMERITAS RESEARCH (MFS CO.)            attractive valuations, dominant or       income.
                                       growing market share, and superior
                                       management.
-------------------------------------- ---------------------------------------- --------------------------------------
AMERITAS SELECT (HARRIS/OAKMARK)       Common stocks of U.S. companies.         Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------

                              CORPORATE BENEFIT VUL
                                        13

AMERITAS INDEX 500 (STATE STREET)      Common stocks of U.S. companies on       Results that correspond to the S&P
                                       the S&P 500 Index.                       500 Index company common stocks.
-------------------------------------- -------------------------------------------------------------------------------
                                             Offered through CALVERT VARIABLE SERIES, INC. CALVERT PORTFOLIOS
         CALVERT PORTFOLIOS                         Advised by CALVERT ASSET MANAGEMENT COMPANY, INC.
                                                           (BOTH ARE AMERITAS ACACIA COMPANIES)
-------------------------------------- -------------------------------------------------------------------------------
CVS INCOME                             Primarily investment grade bonds and     Long-term income.
                                       other income producing securities.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Primarily large-cap growth oriented
                                       common stock of U.S. companies, with     Income and capital growth through
CVS SOCIAL BALANCED                    40% bonds and other fixed-income         socially screened investments.
                                       investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL EQUITY                      Primarily large-cap common stocks.       Capital growth through socially
                                                                                screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL INTERNATIONAL EQUITY        Common stocks of mid to large cap        High total return through socially
                                       companies.                               screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL MID CAP GROWTH              Common stocks of mid cap companies.      Long-term capital growth through
                                                                                socially screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS SOCIAL SMALL CAP GROWTH            Common stocks of small cap companies.    Long-term capital growth through
                                                                                socially screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
              FIDELITY                                 Offered through VARIABLE INSURANCE PRODUCTS
                                                   Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
-------------------------------------- -------------------------------------------------------------------------------
VIP ASSET MANAGER  (SERVICE CLASS)     Allocated investments among stocks,      High total return with reduced risk
                                       bonds and short-term/money market        over the long-term.
                                       investments.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Allocated investments among stocks,
VIP ASSET MANAGER: GROWTH (SERVICE     bonds and short-term/money market        High total return.
CLASS)                                 investments.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP CONTRAFUND(R)(SERVICE CLASS)       Common stocks of companies whose         Long-term capital growth.
                                       value is not fully recognized.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP EQUITY-INCOME (SERVICE CLASS)      Income producing equity securities.      Reasonable income.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP GROWTH (SERVICE CLASS)             Common stocks of companies with          Capital growth.
                                       above average growth potential.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP HIGH INCOME (SERVICE CLASS)        securities, while also considering       High level of current income.
                                       growth of capital.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       U.S. Dollar-denominated                  High level of current income as is
VIP INVESTMENT GRADE BOND (INITIAL     investment-grade bonds (medium and       consistent with preservation of
CLASS)                                 high quality).                           capital.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP OVERSEAS (SERVICE CLASS)           Securities of foreign companies,         Long-term capital growth.
                                       diversified across countries and
                                       regions.
-------------------------------------- -------------------------------------------------------------------------------
            INVESCO FUNDS                        Offered through INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                           Advised by INVESCO FUNDS GROUP, INC.
-------------------------------------- -------------------------------------------------------------------------------
VIF-DYNAMICS                           Common stocks of mid size companies.     Long-term capital growth.
-------------------------------------- -------------------------------------------------------------------------------
                 MFS                                   Offered through MFS VARIABLE INSURANCE TRUST
                                                   Advised by MASSACHUSETTS FINANCIAL SERVICES COMPANY
-------------------------------------- -------------------------------------------------------------------------------
NEW DISCOVERY                          Common stocks of smaller cap             Capital growth.
                                       emerging growth companies that are
                                       early in their life cycles.
-------------------------------------- ---------------------------------------- --------------------------------------
STRATEGIC INCOME (formerly known as    U.S. and foreign government              Income and capital growth.
   MFS(R)  Global Governments Series)  securities, corporate bonds, and mortgage-backed and asset-backed
                                       securities.
-------------------------------------- ---------------------------------------- --------------------------------------
UTILITIES                              Equity and debt securities of U.S.       Capital growth and current income
                                       and foreign companies (including
                                       emerging markets) in the utility
                                       industry.
-------------------------------------- -------------------------------------------------------------------------------
           MORGAN STANLEY                        Offered through THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                          Advised by MORGAN STANLEY INVESTMENT MANAGEMENT, INC. DBA "VAN KAMPEN"
-------------------------------------- -------------------------------------------------------------------------------
EMERGING MARKETS EQUITY                Growth oriented equity securities of     Long-term capital growth.
                                       issuers in emerging market countries.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of issuers
GLOBAL VALUE EQUITY                    throughout the world, including U.S.     Long-term capital growth.
                                       issuers.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity securities of non-U.S.
INTERNATIONAL MAGNUM                   issuers domiciled in "EAFE"              Long-term capital growth.
                                       countries.
-------------------------------------- ---------------------------------------- --------------------------------------
U.S. REAL ESTATE                       Equity securities of companies in        Above average current income and
                                       the U.S. real estate industry,           long-term capital growth.
                                       including real estate investment
                                       trusts ("REITs").
-------------------------------------- -------------------------------------------------------------------------------
SALOMON BROTHERS                               Offered through SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
                                                    Advised by SALOMON BROTHERS ASSET MANAGEMENT, INC.
-------------------------------------- -------------------------------------------------------------------------------
VARIABLE CAPITAL                       Common stocks of U.S. companies of       Capital Appreciation.
                                       all sizes.

                              CORPORATE BENEFIT VUL
                                        14

-------------------------------------- -------------------------------------------------------------------------------
SUMMIT PINNACLE SERIES                       Offered through SUMMIT MUTUAL FUNDS INC. SUMMIT PINNACLE SERIES
                                                       Advised by SUMMIT INVESTMENT PARTNERS, INC.
-------------------------------------- -------------------------------------------------------------------------------
NASDAQ-100 INDEX                       Common stocks of U.S. companies in       Results that correspond to the
                                       the Nasdaq-100 Index.                    Nasdaq-100 Index company common
                                                                                stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Results that correspond to the
RUSSELL 2000 SMALL CAP INDEX           Common stocks of U.S. companies in       Russell 2000 Index company common
                                       the Russell 2000 Index.                  stocks.
-------------------------------------- ---------------------------------------- --------------------------------------
S&P MIDCAP 400 INDEX                   Common stocks of U.S. companies in       Results that correspond to the S&P
                                       the S&P MidCap 400 Index.                400 MidCap Index company common
                                                                                stocks.
-------------------------------------- -------------------------------------------------------------------------------
THIRD AVENUE                                        Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                              Advised by EQSF ADVISERS, INC.
-------------------------------------- -------------------------------------------------------------------------------
THIRD AVENUE VALUE                     Primarily common stocks of companies     Long-term capital growth.
                                       with strong balance sheets which the
                                       manager considers undervalued, often
                                       smaller companies.
-------------------------------------- ---------------------------------------- --------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
AVLIC reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in the Separate Account if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. AVLIC may operate the Separate Account as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AVLIC separate accounts. AVLIC may also transfer the assets of the Separate Account to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, AVLIC may, by appropriate endorsement, change the Policy to reflect the changes. In addition, AVLIC may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account. AVLIC will determine the basis for making any new Subaccounts available to existing Policy Owners.

You will be notified of any material change in the investment policy of any Fund in which you have an interest.

FIXED ACCOUNT
You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between the Separate Account and the Fixed Account. (See the section on Transfers.)

Payments allocated to the Fixed Account and transferred from the Separate Account to the Fixed Account are placed in AVLIC's General Account. The General Account includes all of AVLIC's assets, except those assets segregated in AVLIC's separate accounts. AVLIC has the sole discretion to invest the assets of the General Account, subject to applicable law. AVLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

AVLIC guarantees that it will credit interest at a declared rate of at least 3.5%. AVLIC may, at its discretion, set a higher declared rate(s). Each month AVLIC will establish the declared rate for the Policies with a Policy Date or Anniversary Date that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy
Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. AVLIC reserves the right to change the declaration practice and the period for which a declared rate will apply.

                              CORPORATE BENEFIT VUL

POLICY BENEFITS

The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from AVLIC.

PURPOSES OF THE POLICY
The Policy is designed to provide the Policy Owner with both lifetime insurance protection on the life of the Insured and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of the Separate Account.

DEATH BENEFIT PROCEEDS
As long as the Policy remains in force, AVLIC will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Insured's death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Insured's death occurred. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy Owner, or if individually owned, to your estate.

DEATH BENEFIT OPTIONS
The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The net amount at risk for Option A will generally be less than the net amount at risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.


   Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

                              CORPORATE BENEFIT VUL

Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value on the date of death. The applicable percentage is 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

   Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value on the date of death. The applicable percentage is the same as under Option A: 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending AVLIC a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by AVLIC. A change may have federal tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the net amount at risk (i.e. the amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date). Changing from Option B to Option A generally will decrease the net amount at risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance Rate will increase with the Insured's age, even though the net amount at risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

                              CORPORATE BENEFIT VUL

CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount may affect the Cost of Insurance Rate and the net amount at risk, both of which may affect a Policy Owner's Cost of Insurance and have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by AVLIC. The Specified Amount of a Policy may be changed only once per year and AVLIC may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000 ($50,000 if the Term Insurance Rider is attached to the Policy). After the Insured reaches Attained Age 100, the Policy Owner may decrease the Specified Amount to no less than $1000. If a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.) The Administrative Expense Charge will include a monthly charge per $1000 of increase in Specified Amount for ten years from the date of the increase.

Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. AVLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $25,000. Generally an increase cannot be made if the Insured's Attained Age is over the maximum age for the Insured's risk class. The increase may be subject to guaranteed issue guidelines, if applicable.

In states which require Cost of Insurance charges to cease at a stated Attained Age, the Specified Amount will decrease to $1000 when that age is reached.

METHODS OF AFFECTING INSURANCE PROTECTION
You may increase or decrease the pure insurance protection provided by a Policy--the difference between the Death Benefit and the Accumulation Value--in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. You may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:
       (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus
       (2)    The value of allocations to the Fixed Account; plus
       (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus
       (4)    Any Net Premiums received on that Valuation Date; minus
       (5) Any partial withdrawal, and its charge, made on that Valuation Date; minus
       (6)    Any Monthly Deduction to be made on that Valuation Date.

In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

                              CORPORATE BENEFIT VUL

THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:
     (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus
     (2) A charge not exceeding an annual rate of 0.95% (years 1-15) or 0.50% (years 16+) for mortality and expense risk; minus

     (3) A charge not exceeding an annual rate of 0.15% for administrative service expenses; minus

     (4)   Any taxes payable by the Separate Account; and

     (5)   Dividing  the  result  by the total  number  of units  held in the
           Subaccount  on  the  Valuation   Date,   before  the  purchase  or
           redemption of any units on that Valuation  Date.
(See the section on Daily Charges Against the Separate Account.)

VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

PAYMENT OF POLICY BENEFITS
Death Benefit Proceeds under the Policy will usually be paid within seven days after AVLIC receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. During the Insured's lifetime, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, AVLIC will pay Death Benefit Proceeds or the Accumulation Value Benefit in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the death of the Insured, the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed. (Also see the section on Surrenders.)

PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, AVLIC has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to AVLIC's General Account. AVLIC may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

o INTEREST PAYMENT OPTION. AVLIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by AVLIC.

o FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount AVLIC holds runs out.

o FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years. If the beneficiary is a natural person, the following payment options are also currently available:

o LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

o JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by AVLIC. Further, one of AVLIC's affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

                              CORPORATE BENEFIT VUL

POLICY RIGHTS

LOAN BENEFITS
LOAN PRIVILEGES. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while the Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters.)

LOAN INTEREST. AVLIC charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is:
(1)    The Accumulation Value; minus
(2) Total premiums paid minus any partial withdrawals previously taken, and minus
(3)    Any Outstanding Policy Debt held at a reduced loan rate.
However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount that can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, AVLIC will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid.


When a loan is repaid, the amount repaid will increase the Accumulation Value in Investment Options consistent with "Repayment of Loan" provisions, below. Interest earned on amounts held in the General Account will be allocated to the Investment Options in the same proportion that Net Premiums are allocated to those Investment Options.


OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Accrued Expense Charges, the Policy Owner must pay the excess. AVLIC will send a notice of the amount that must be paid. If you do not make the required payment within the 61 days after AVLIC sends the notice, the Policy will terminate without value ("lapse"). Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
At any time during the lifetime of the Insured, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to AVLIC. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received


                              CORPORATE BENEFIT VUL
at AVLIC's Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

If the Policy is being Surrendered in its entirety, the Policy itself must be returned to AVLIC along with the request. AVLIC will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

If you surrender the Policy in the first two Policy Years, we will refund a portion of the Percent of Premium Charge deducted in the first Policy Year. The applicable portion is 100% in the first Policy Year and 50% in the second Policy Year.

PARTIAL WITHDRAWALS
Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. After a partial withdrawal, the Net Cash Surrender Value, not including any percent of premium refund, must be at least $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.


The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance charge is calculated and the amount of pure insurance protection under the Policy. If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.


A fee that does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.)

TRANSFERS
Accumulation Value may be transferred among the Subaccounts of the Separate Account and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 day period following the Policy Anniversary Date. The transfers may be ordered in person, by mail, by telephone, or through our website. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.)

Additional restrictions on transfers may be imposed at the Fund level. Specifically, Fund managers may have the right to refuse sales, or suspend or terminate the offering of portfolio shares, if they determine that such action is necessary in the best interests of the portfolio's shareholders. If a Fund manager refuses a transfer for any reason, the transfer will not be allowed. AVLIC will not be able to process the transfer if the Fund manager refuses.

Transfers resulting from Policy loans will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. AVLIC may at any time revoke or modify the transfer privilege, including the minimum amount transferable.

Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

                              CORPORATE BENEFIT VUL

The privilege to initiate transactions by telephone or through our website will be made available to Policy Owners automatically.

The registered representative designated on the application will have the authority to initiate telephone transfers. Policy Owners who do not wish to authorize AVLIC to accept telephone transactions from their registered representative must specify so on the application. AVLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, AVLIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures AVLIC follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; AVLIC's tape recording of all telephone transfer instructions; and AVLIC providing written confirmation of telephone transactions.

Procedures for making transfers through our website can be accessed at the Internet address stated in the Ameritas Variable Life Insurance Company section of this prospectus.

SYSTEMATIC PROGRAMS
AVLIC may offer systematic programs as discussed below. These programs will be subject to administrative guidelines AVLIC may establish from time to time. We will count your transfers in these programs when determining whether any transfer fee applies. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. AVLIC reserves the right to modify, suspend, or terminate such programs at any time. Participation in any systematic program will automatically terminate upon death of the Insured. Use of systematic programs may not be advantageous, and does not guarantee success.

PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, you can instruct AVLIC to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis, according to your specified allocation instructions.

DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct AVLIC to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.


FREE-LOOK PRIVILEGE
You may cancel the Policy within 10 days after you receive it, within 10 days after AVLIC delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the Net Premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to AVLIC at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared your bank.


PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
Individuals wishing to purchase a Policy must complete an application and submit it to AVLIC's Home Office (5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501). With guaranteed or simplified underwriting, a Policy will be issued to individuals ages 18 to 65 on their nearest birthday. With regular underwriting, a Policy will generally be issued only to individuals age 18 to 85 on their nearest birthday who supply satisfactory evidence of insurability to AVLIC. Preferred class regular issue Policies are available only for ages 18 to 75. Acceptance of a regular underwriting application is subject to AVLIC's underwriting rules, and AVLIC reserves the right to reject an application for any reason.

                              CORPORATE BENEFIT VUL

The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

When all required premiums and application amendments have been received by AVLIC in its Home Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve
Bank) are received and available to AVLIC, and the application amendments are received and reviewed in AVLIC's Home Office. The initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account
according to the selections made in the application. When state or other applicable law or regulation requires return of at least the premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in the application.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if the Insured's lower Issue Age results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly Deductions will be made for the period the Policy Date is backdated.

Conditional receipt coverage may be available prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The maximum total amount of insurance which will be payable pursuant to all conditional receipts received by the applicant as a result of pending applications with AVLIC and its affiliates is limited to the smaller of:
       (1) The total amount of insurance applied for with AVLIC and its affiliates; or
       (2) $250,000 minus the total amount of insurance in force with AVLIC and its affiliates, but not less than zero.
As used above, total amount of insurance includes any amounts payable under any Accidental Death Benefit provision.

PREMIUMS
No insurance will take effect before the minimum initial premium payment is received by AVLIC in federal funds. Subsequent premiums are payable at AVLIC's Home Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charges, the Policy may have a zero Net Cash Surrender Value and lapse. (See the section on Policy Benefits, Purposes of the Policy.)

PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. AVLIC reserves the right to limit the number and amount of additional or unscheduled premium payments.

You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although AVLIC reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

PREMIUM LIMITS. AVLIC's current minimum premium limit is $45, $15 if paid by automatic bank draft. AVLIC currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. AVLIC reserves the right to change any premium limit. In no event may the total of all premiums paid,

                              CORPORATE BENEFIT VUL
both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, AVLIC will accept only that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. AVLIC may require additional evidence of insurability if any premium payment would result in an increase in the Policy's net amount at risk on the date the premium is received.

PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. AVLIC will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office. If there is any Outstanding Policy Debt at the time of a payment, AVLIC will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

The initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections made in the application. When state or other applicable law or regulation requires return of at least the premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in the application. Premium payments received by AVLIC prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by AVLIC for the period from the date the payment has been converted into federal funds and is available to AVLIC. In no event will interest be credited prior to the Policy Date.

The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT
LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment. The Grace Period is 61 days from the date AVLIC mails a notice that the Grace Period has begun. AVLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with AVLIC.

The notice will specify the premium required to keep the Policy in force. The required premium will equal the amount necessary to cover the Monthly Deductions and Percent of Premium Charges for the three Policy Months after commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Insured dies during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period. We will reinstate your Policy based on the Insured's risk class at the time of the reinstatement.

                              CORPORATE BENEFIT VUL

     Reinstatement is subject to the following:
     (1) Evidence of insurability of the Insured satisfactory to AVLIC (including evidence of insurability of any person covered by a rider to reinstate the rider);
     (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;
     (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;
     (4)  The minimum premium required at reinstatement is the greater of:
          (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or
          (b)  three times the current Monthly Deduction.

The amount of Accumulation Value on the date of reinstatement will equal:
     (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by
     (2)  The premium paid at reinstatement, less
     (3)  The Percent of Premium Charge.

If any Outstanding Policy Debt is reinstated, that debt will be held in AVLIC's General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by AVLIC of the application for reinstatement.

CHARGES AND DEDUCTIONS


Charges will be deducted in connection with the Policy to compensate  AVLIC for:
(1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and
(4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below. We determine the charges according to our expectations of future experience for mortality, lapse, interest and expenses. If our expectations of future experience for mortality, lapse, interest and expenses change, we may increase or decrease charges where permitted by the Policy, but we will never charge more than the maximum amount specified in the Policy. Any change in the charges will apply to all Insureds of the same age, gender, and risk class and whose Policies have been in effect for the same length of time.


DEDUCTIONS FROM PREMIUM PAYMENTS
PERCENT OF PREMIUM CHARGE. A deduction of up to 5.0% of the premium is made from each premium payment; currently the charge is 3.0%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain Policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) AVLIC does not expect to derive a profit from the Percent of Premium Charge. If you surrender the Policy in the first two Policy Years, we will refund a portion of the Percent of Premium Charge deducted in the first Policy Year. The applicable portion is 100% in the first Policy Year and 50% in the second Policy Year.

CHARGES FROM ACCUMULATION VALUE
MONTHLY DEDUCTION. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate AVLIC for administrative expenses and insurance provided. These charges will be allocated from the Investment Options according to your instructions. If no instructions are given, the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.

ADMINISTRATIVE EXPENSE CHARGE. To compensate AVLIC for the ordinary administrative expenses expected to be incurred in connection with a Policy, we deduct an Administrative Expense Charge based on the Specified Amount and the Policy duration. Currently, the per Policy charge is $15 per month in the first Policy Year and $7 per month thereafter. The per Policy portion of the Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $15 per month in the first Policy Year and $12 per month thereafter. During the first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the


                              CORPORATE BENEFIT VUL
date of increase. The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. The current charge per $1000 is the same as the maximum charge. (See the Policy Schedule for rates.)

COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. AVLIC will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the net amount at risk for each Policy Month. The net amount at risk on any Monthly Activity Date is based on the amount by which the Death Benefit which would have been payable on that Monthly Activity Date exceeds the Accumulation Value on that date.

COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Insured's gender, Issue Age, Policy duration and risk class. The rates will vary depending upon tobacco use and other risk factors. For the initial Specified Amount, the Cost of Insurance Rates will not exceed those shown in the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the schedule pages of the Policy. These guaranteed rates are based on the Insured's Attained Age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female
Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to an Insured to reflect higher mortality risk. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The Cost of Insurance Rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the Specified Amount is not the same as the rating class at issue, the Cost of Insurance Rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the Cost of Insurance Rate, as discussed earlier.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

RATING CLASS. The rating class of the Insured will affect the Cost of Insurance Rate. AVLIC currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than Insureds in a rating class with higher mortality risks.

PARTIAL WITHDRAWAL CHARGE
A charge will be imposed for each partial withdrawal. This charge will compensate AVLIC for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). A partial withdrawal charge is not assessed when a Policy is Surrendered.

TRANSFER CHARGE
Currently there is no charge for transfers among the Investment Options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate AVLIC for the costs of processing the transfer. Since the charge reimburses AVLIC only for the cost of processing the transfer, AVLIC does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of the Separate Account to compensate AVLIC for mortality and expense risks assumed in connection with the Policy. This daily charge from the Separate Account is currently at the rate of 0.002050% (equivalent to an annual rate of 0.75%) for Policy Years 1-15 and will not exceed 0.95% annually. After the fifteenth Policy Year the daily charge will be applied at the rate of 0.000820% (equivalent to an annual rate of 0.30%) and will not exceed 0.50% annually. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

                              CORPORATE BENEFIT VUL

AVLIC believes that this level of charge is within the range of industry practice for comparable flexible premium variable universal life policies. The mortality risk assumed by AVLIC is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of the Separate Account on a daily basis. Currently, this charge is applied at a rate of 0.000409% (equivalent to 0.15% annually). The rate of this charge will never exceed 0.15% annually. No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account.
(See the Summary section for the Fund Expense Summary.)

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.


AVLIC and its affiliates may receive administrative fees from the investment advisers of certain Funds. AVLIC currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. AVLIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of AVLIC changes.


GENERAL PROVISIONS

THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Any changes must be made in writing, and approved by AVLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from AVLIC.

CONTROL OF POLICY. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner. If the Policy Owner is a natural person, upon the death of the Policy Owner, all rights, options, and privileges pass to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

BENEFICIARY. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner, if a natural person.

CHANGE OF BENEFICIARY. The Policy Owner may change the Beneficiary by written request at any time during the Insured's lifetime unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. AVLIC will not be liable for any payment made or action taken before the change is recorded.

CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with AVLIC at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and AVLIC will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to AVLIC and then to the interest of any assignee of record. The balance of any

                              CORPORATE BENEFIT VUL

Death Benefit Proceeds shall be paid in one sum to the designated Beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives the Insured, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner. If the Policy Owner is a natural person and is no longer living, the Death Benefit Proceeds shall be paid to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

INCONTESTABILITY. AVLIC cannot contest the Policy or reinstated Policy during the lifetime of the Insured after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, AVLIC cannot contest an increase in the Specified Amount or addition of a rider during the lifetime of the Insured after such increase or addition has been in force for two years from its effective date. However, this two-year provision shall not apply to riders with their own contestability provision.

MISSTATEMENT OF AGE AND GENDER. If the age or gender of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the Insured's correct age or gender. The Death Benefit Proceeds will be adjusted correspondingly.

SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's Insurance law. If the Insured, while sane or insane, commits suicide within two years after the Policy Date, AVLIC will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If the Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, AVLIC's liability with respect to such increase will only be its total Cost of Insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

REPORTS AND RECORDS. AVLIC will maintain all records relating to the Separate Account and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to AVLIC immediately to assure proper crediting to the Policy. AVLIC will assume all transactions are accurately reported on quarterly statements unless AVLIC is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.


ADDITIONAL INSURANCE BENEFITS (RIDERS). Subject to certain requirements, you may add one or more of the following additional insurance benefits to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction. (See the section on Charges From Accumulation Value - Monthly Deduction.)


     TERM COVERAGE RIDER. You may increase the total coverage by adding a term insurance rider, at issue, on the Insured person's life. The death benefit provided by the rider adjusts over time.

                              CORPORATE BENEFIT VUL

     If you purchase this rider, the total specified amount is the total of the specified amount for the base Policy plus the specified amount for this rider. We generally restrict the total specified amount at issue to an amount not more than ten times the base Policy specified amount. For example, if the base Policy specified amount is $100,000, then the maximum total specified amount we allow is $1,000,000.

     The death benefit for the term insurance rider is the difference between the total death benefit and the base Policy Death Benefit. (See the section on Death Benefit Options.) The total death benefit depends upon which Death Benefit option is in effect. If Option A is in effect, the total death benefit is the greater of (1) the total specified amount, or (2) the Accumulation Value multiplied by the appropriate Death Benefit percentage. If Option B is in effect, the total death benefit is the greater of (1) the total specified amount plus the Accumulation Value, or (2) the Accumulation Value multiplied by the appropriate Death Benefit percentage. Over time, it is possible that the base Policy Death Benefit could grow and cause a corresponding reduction in the term rider death benefit. If the base Policy Death Benefit becomes equal to the total death benefit, the term rider death benefit will drop to zero, but it will never be less than zero. Even if the death benefit for the rider is reduced to zero, the rider remains in effect until you remove it from the Policy. Therefore, if later the base Policy death benefit is reduced below the total death benefit, the rider death benefit reappears to maintain the total death benefit.


     There is no defined premium for a given amount of term insurance coverage. Instead, we deduct a monthly cost of insurance charge from the Accumulation Value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the term death benefit in effect that month. We will determine the cost of insurance rates from time to time. They will be based on the Insured's gender, Issue Age, Policy duration, and risk class. The monthly maximum cost of insurance rates for this rider will be in the Policy.


     Subject to certain limitations, after the first Policy Year you may decrease the specified amount for this rider. The specified amount remaining in force for this rider after any requested decrease may not be less than $50,000. You may terminate all coverage under this rider at any time after the first Policy Year. You may not increase the specified amount of this rider nor add this rider to your Policy after issue. Coverage under this rider is not convertible.

You may select only one of the following riders:

     WAIVER OF MONTHLY DEDUCTIONS ON DISABILITY RIDER. This rider provides for the waiver of Monthly Deductions for the Policy and all riders while the Insured is disabled.


     DISABILITY BENEFIT PAYMENT RIDER. This rider provides for the payment by AVLIC of a disability benefit in the form of premiums while the Insured is disabled. The Policy Owner may choose the benefit amount when the rider is issued. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value.

DISTRIBUTION OF THE POLICIES

Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renenwal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year. Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES AND DEDUCTIONS section.

                              CORPORATE BENEFIT VUL

AVLIC may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of AVLIC or any of its affiliates, employees and registered representatives of any broker-dealer that has entered into a sales agreement with AVLIC or AIC and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.

FEDERAL TAX MATTERS


The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes (See discussion in the section on Percent of Premium Charge). This discussion is based upon AVLIC's understanding of the relevant laws at the time of filing. You should consult with your counsel or other tax advisor for more complete information before a Policy is purchased. AVLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insured, Policy Owner or Beneficiary may be altered.

(1) TAXATION OF AVLIC. AVLIC is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time, (the "Code"). At this time, since the Separate Account is not a separate entity from AVLIC, and its operations form a part of AVLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. AVLIC believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.


     AVLIC does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, AVLIC determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

     AVLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

(2) TAX STATUS OF THE POLICY. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. AVLIC believes that the Policy meets the statutory definition of a life insurance contract. If the Death Benefit of a Policy is changed, the applicable defined limits may change. In the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owners in order for the Policy to continue complying with the
     Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in
     Section 7702.


     The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code. Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made


                              CORPORATE BENEFIT VUL
     because the taxpayer becomes disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by AVLIC within 60 days after the Policy Anniversary Date will reduce the premiums paid to avoid the Policy becoming a modified endowment contract. All modified endowment policies issued by AVLIC to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.


     The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

     AVLIC does not have control over any of the Funds or their investments. However, AVLIC believes that the Funds will be operated in compliance with the diversification requirements of the Code. Thus, AVLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.


     In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, AVLIC reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

The following discussion assumes that the Policy qualifies as a life insurance contract for federal tax purposes.


(3) TAX TREATMENT OF POLICY PROCEEDS. AVLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, AVLIC believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, in the event of certain cash distributions under the Policy resulting from any change which reduces future benefits under the Policy, the distribution may be taxed in whole or in part as ordinary income (to the extent of gain in the Policy.) See previous discussion on Tax Status of the Policy. In addition, certain exceptions apply to the general rule that death benefit proceeds are non-taxable. Federal, state, and local tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Policy Owner and Beneficiary.

     AVLIC also believes that loans received under a Policy will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force, unless the Policy becomes a "modified endowment contract." See discussion of modified endowment contract distributions in the section on Tax Status of the Policy. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.


     Except for policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps and debt limits, the Health


                              CORPORATE BENEFIT VUL

     Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for then existing debt are included in HIPAA. The transitional rules included a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of this rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values. This disallowance generally does not apply to policies owned by natural persons. BUSINESSES CONTEMPLATING THE PURCHASE OF A NEW POLICY OR A CHANGE TO AN EXISTING POLICY SHOULD CONSULT A QUALIFIED TAX ADVISOR REGARDING THE TAX IMPLICATIONS OF THESE RULES FOR THEIR PARTICULAR SITUATIONS.


     The right to change Policy Owners (See the section on General Provisions.) and the provision for partial withdrawals (See the section on Partial Withdrawals.) may have tax consequences depending on the circumstances of such exchange, change, or partial withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis") that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

     Federal, state and local tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, the tax consequences of using the Policy in non-qualified deferred compensation, salary continuance, split-dollar insurance, and executive bonus plans may vary depending on the particular facts and circumstances of the arrangement. Further, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. The advice of qualified tax counsel should be sought in connection with use of life insurance in non-qualified or qualified plans.


YOU SHOULD CONSULT A QUALIFIED TAX AND/OR LEGAL ADVISOR TO OBTAIN COMPLETE INFORMATION ON HOW FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS APPLY TO YOUR TAX SITUATION


                              CORPORATE BENEFIT VUL

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

AVLIC holds the assets of the Separate Account. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. AVLIC maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

AVLIC is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. AVLIC does not engage any such third parties to offer such services of any type. In certain cases, AVLIC has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with AVLIC for the sale of Policies. AVLIC takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

STATE REGULATION OF AVLIC

AVLIC, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. In addition, AVLIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

                              CORPORATE BENEFIT VUL

EXECUTIVE OFFICERS AND DIRECTORS OF AVLIC


 DIRECTORS
 ---------
 Lawrence  J.  Arth(1).........an  officer of our  Company  (see  below)
 William J.  Atherton(1).......an  officer  of our  Company  (see  below)
 Thomas C.  Godlasky(2)........an  officer  of our  Company  (see  below)
 Kenneth C. Louis(1)...........an officer of our Company (see below)
 JoAnn M.  Martin(1)...........an  officer of our  Company  (see below)
 Gary R. McPhail(2)............an officer of our Company (see below)

 SENIOR OFFICERS
 ---------------
 Lawrence J. Arth(1)       Chairman  and Chief  Executive  Officer.  Also holds
                           director/officer   positions  with  Ameritas  Acacia
                           Mutual   Holding   Company   and   several   of  its
                           subsidiaries.
 William J. Atherton(1)    President & Chief Operating Officer. Also a director
                           of  AMAL  Corporation,   the  joint  venture  parent
                           company  of  Ameritas  Variable  Life.   Previously,
                           President of North American  Security Life Insurance
                           Company.
 Kenneth C. Louis(1)       Executive Vice President.  Also Director,  President
                           and  Chief   Operating   Officer  of  Ameritas  Life
                           Insurance  Corp.  Holds  director/officer  positions
                           with other  subsidiaries  of Ameritas  Acacia Mutual
                           Holding Company.
 Gary R. McPhail(2)        Executive Vice President.  Also Director,  President
                           and Chief Operating Officer of AmerUs Life Insurance
                           Company. Holds director/officer positions with other
                           subsidiaries/affiliates  of AmerUs Life. Previously,
                           Executive Vice President of Marketing and Individual
                           Operations of New York Life Insurance Company.
 Thomas C. Godlasky(2)     Senior Vice President and Chief Investment  Officer.
                           Also,  Executive Vice President and Chief Investment
                           Officer  of AmerUs  Life  Insurance  Company.  Holds
                           director/officer      positions      with      other
                           subsidiaries/affiliates of AmerUs Life.
 Thomas N. Simpson(1)      Senior Vice  President and National  Sales  Manager.
                           Previously  held  similar   positions  with  Lincoln
                           Benefit Life Insurance  Company,  Allstate Financial
                           Services, and First variable Life Insurance Company.
 Raymond M. Gilbertson(1)  Vice  President  - Corporate  Compliance.  Also Vice
                           President - Corporate  Compliance  of Ameritas  Life
                           Insurance Corp. and its insurer subsidiaries.
 JoAnn M. Martin(1)        Vice  President and Chief  Financial  Officer.  Also
                           Senior Vice President and Chief Financial Officer of
                           Ameritas Life Insurance Corp. Holds director/officer
                           positions with other subsidiaries of Ameritas Acacia
                           Mutual Holding Company.
 Robert C. Barth(1)        Controller.  Also  Vice  President  and  Controller,
                           Ameritas Life Insurance Corp.
 William W. Lester(1)      Treasurer. Also, Senior Vice President (Investments)
                           & Treasurer,  Ameritas Life  Insurance  Corp.  Holds
                           director/officer   positions   with  several   other
                           subsidiaries   of  Ameritas  Acacia  Mutual  Holding
                           Company.
 Donald R. Stading(1)      General  Counsel  &  Secretary.  Also,  Senior  Vice
                           President,  Corporate  General Counsel and Secretary
                           of   Ameritas    Life    Insurance    Corp.    Holds
                           director/officer   positions   with  several   other
                           subsidiaries   of  Ameritas  Acacia  Mutual  Holding
                           Company.

(1) Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510
(2) Principal business address: AmerUs Life Insurance Company, 611 Fifth Ave., Des Moines, Iowa 50309

LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and AVLIC's right to issue the Policy under Nebraska Insurance Law, have been passed upon by Donald R. Stading, Secretary and General Counsel of AVLIC.

                              CORPORATE BENEFIT VUL

LEGAL PROCEEDINGS

As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

INDEPENDENT AUDITORS

The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2001, and for each of the periods in the three year period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

ADDITIONAL INFORMATION

A registration statement including other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC"). For a free copy, access it on the SEC's Web site (WWW.SEC.GOV, EDGAR "SEARCH FOR COMPANY FILINGS," "QUICK FORMS LOOKUP" and type in "Ameritas Variable") You can also ask for it from the SEC's office in Washington, D.C.; they may charge you a fee.

We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.


ILLUSTRATIONS

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's expenses, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask us to provide an illustration based upon your specific situation.



FINANCIAL STATEMENTS

The financial statements of AVLIC which are included in this prospectus should be considered only as bearing on the ability of AVLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              CORPORATE BENEFIT VUL
                                        35

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the three year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio Initial Class (Equity-Income IC) -
         1,288,071.561 shares at $22.75 per share (cost $29,417,086)                                 $   29,303,630
       VIP Equity-Income Portfolio Service Class (Equity-Income SC) -
         7,755.275 shares at $22.67 per share (cost $181,699)                                               175,813
       VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
         95.400 shares at $22.59 per share (cost $2,118)                                                      2,155
       VIP Growth Portfolio Initial Class (Growth IC) -
         1,434,025.053 shares at $33.61 per share (cost $57,257,537)                                     48,197,582
       VIP Growth Portfolio Service Class (Growth SC) -
         10,342.096 shares at $33.48 per share (cost $421,039)                                              346,256
       VIP Growth Portfolio Service Class 2 (Growth SC2) -
         86.856 shares at $33.34 per share (cost $2,888)                                                      2,896
       VIP High Income Portfolio Initial Class (High Income IC) -
         1,119,309.153 shares at $6.41 per share (cost $8,028,569)                                        7,174,769
       VIP High Income Portfolio Service Class (High Income SC) -
         8,193.664 shares at $6.38 per share (cost $58,509)                                                  52,276
       VIP High Income Portfolio Service Class 2 (High Income SC2) -
         544.955 shares at $6.36 per share (cost $3,461)                                                      3,465
       VIP Overseas Portfolio Initial Class (Overseas IC) -
         881,936.839 shares at $13.88 per share (cost $18,422,655)                                       12,241,284
       VIP Overseas Portfolio Service Class (Overseas SC) -
         7,808.256 shares at $13.83 per share (cost $140,049)                                               107,989
       VIP Overseas Portfolio Service Class 2 (Overseas SC2) -
         23.407 shares at $13.81 per share (cost $321)                                                          324
       VIP Asset Manager Portfolio Initial Class (Asset Mgr. IC) -
         1,797,661.987 shares at $14.51 per share (cost $29,621,567)                                     26,084,073
       VIP Asset Manager Portfolio Service Class (Asset Mgr. SC) -
         8,103.805 shares at $14.41 per share (cost $121,542)                                               116,776
       VIP Asset Manager Portfolio Service Class 2 (Asset Mgr. SC2) -
         715.604 shares at $14.36 per share (cost $10,162)                                                   10,276
       VIP Investment Grade Bond Portfolio Initial Class (Inv. Bond IC) -
         1,101,148.092 shares at $12.92 per share (cost $13,578,812)                                     14,226,831
       VIP Investment Grade Bond Portfolio Service Class 2 (Inv. Bond SC2) -
         1,437.685 shares at $12.82 per share (cost $18,346)                                                 18,430
       VIP Contrafund Portfolio Initial Class (Contrafund IC) -
         971,232.850 shares at $20.13 per share (cost $20,861,969)                                       19,550,919
       VIP Contrafund Portfolio Service Class (Contrafund SC) -
         13,952.696 shares at $20.06 per share (cost $313,034)                                              279,891
       VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
         878.961 shares at $20.00 per share (cost $17,284)                                                   17,578

                                     F-1 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Fidelity Variable Insurance Products (Fidelity), continued:
       VIP Asset Manager:  Growth Portfolio Initial Class (Asset Mgr. Gr. IC) -
         289,186.446 shares at $12.56 per share (cost $4,303,207)                                    $    3,632,184
       VIP Asset Manager:  Growth Portfolio Service Class (Asset Mgr. Gr. SC) -
         1,264.402 shares at $12.47 per share (cost $16,312)                                                 15,768
       VIP Asset Manager:  Growth Portfolio Service Class 2 (Asset Mgr. Gr. SC2) -
         52.941 shares at $12.43 per share (cost $658)                                                          659
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio (Balanced) -
         536,146.735 shares at $13.08 per share (cost $7,106,953)                                         7,012,798
       Alger American Leveraged AllCap Portfolio (Leveraged) -
         547,566.298 shares at $31.55 per share (cost $22,423,344)                                       17,275,718
    MFS Variable Insurance Trust (MFS):
       Global Governments Series (Global Govern.) -
         66,791.813 shares at $10.09 per share (cost $662,369)                                              673,929
       Utilities Series (Utilities) -
         438,285.781 shares at $15.95 per share (cost $8,830,757)                                         6,990,658
       New Discovery Series (New Discovery) -
         296,820.370 shares at $15.27 per share (cost $5,089,105)                                         4,532,447
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio (Emerging Markets) -
         352,137.592 shares at $6.63 per share (cost $2,283,896)                                          2,334,676
       Global Value Equity Portfolio (Global Equity) -
         286,573.149 shares at $12.13 per share (cost $3,632,633)                                         3,476,134
       International Magnum Portfolio (Intl. Magnum) -
         172,709.153 shares at $9.46 per share (cost $1,982,873)                                          1,633,829
       U.S. Real Estate Portfolio (U.S. Real Estate) -
         169,821.937 shares at $12.08 per share (cost $1,910,246)                                         2,051,449
    Calvert Variable Series, Inc., Ameritas Portfolios (Ameritas):
       Ameritas Emerging Growth Portfolio (Emerging Growth) -
         767,705.542 shares at $17.86 per share (cost $20,184,096)                                       13,711,220
       Ameritas Growth Portfolio (Growth) -
         615,798.419 shares at $47.95 per share (cost $34,952,096)                                       29,527,532
       Ameritas Growth With Income Portfolio (Growth with Income) -
         235,480.536 shares at $17.64 per share (cost $4,723,844)                                         4,153,877
       Ameritas Income & Growth Portfolio (Income and Growth) -
         912,194.197 shares at $13.17 per share (cost $13,631,686)                                       12,013,598
       Ameritas Index 500 Portfolio (Index 500) -
         215,363.019 shares at $124.30 per share (cost $32,833,207)                                      26,769,623

                                     F-1 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Calvert Variable Series, Inc., Ameritas Portfolios (Ameritas), continued:
       Ameritas MidCap Growth Portfolio (MidCap) -
         686,170.278 shares at $30.50 per share (cost $21,048,227)                                   $   20,928,194
       Ameritas Money Market Portfolio (Money Market) -
         22,502,813.910 shares at $1.00 per share (cost $22,502,814)                $   22,502,814
           Dividends Receivable                                                              2,273
                                                                                   -----------------
             Total                                                                                       22,505,087
       Ameritas Research Portfolio (Research) -
         261,195.783 shares at $16.27 per share (cost $5,369,542)                                         4,249,655
       Ameritas Small Capitalization Portfolio (Small Cap) -
         601,471.412 shares at $29.40 per share (cost $25,880,598)                                       17,683,260
       Ameritas Micro Cap Portfolio (Micro Cap) -
         72,518.898 shares at $19.46 per share (cost $1,347,879)                                          1,411,217
       Ameritas Select Portfolio (Select) -
         128,022.145 shares at $17.84 per share (cost $2,249,052)                                         2,283,915
    Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         274,562.957 shares at $1.759 per share (cost $514,536)                                             482,954
       CVS Social International Equity Portfolio (Intl. Equity) -
         11,584.345 shares at $12.84 per share (cost $188,784)                                              148,743
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         35,793.998 shares at $25.51 per share (cost $1,095,642)                                            913,102
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         57,182.580 shares at $14.80 per share (cost $791,575)                                              846,300
    American Century Variable Portfolios Inc. (American Century):
       VP Income & Growth Fund (Income & Growth) -
         149,270.410 shares at $6.46 per share (cost $958,002)                                              964,288
    INVESCO Variable Investment Funds, Inc. (Invesco):
       VIF-Dynamics Fund (Dynamics) -
         47,884.928 shares at $12.54 per share (cost $652,559)                                              600,477
    Salomon Brothers Variable Series (Salomon):
       Capital Fund (Capital) -
         43,065.581 shares at $15.10 per share (cost $649,239)                                              650,291
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         56,980.404 shares at $9.34 per share (cost $495,184)                                               532,196
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         29,429.617 shares at $9.62 per share (cost $259,625)                                               283,113
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         220,109.995 shares at $4.46 per share (cost $1,072,283)                                            981,692

                                     F-1 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         153,750.068 shares at $17.13 per share (cost $2,509,667)                                  $      2,633,740
                                                                                                  ------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                 $    371,817,536
                                                                                                  ==================






































The accompanying notes are an integral part of these financial statements.

                                     F-1 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity

                                                                   -------------------------------------------------
                                                                                   Equity-Income IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $      515,942   $      506,497    $     438,682
   Mortality and expense risk charge                                       271,366          268,108          285,410
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                244,576          238,389          153,272
                                                                   ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 1,449,552        1,908,198          969,719
   Net realized gain(loss) on sale of fund shares                           (3,935)         205,900          412,393
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                  1,445,617        2,114,098        1,382,112
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                         (3,536,039)        (277,865)            (503)
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (1,845,846)  $    2,074,622    $   1,534,881
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      244,576  $       238,389   $      153,272
  Net realized gain(loss)                                                1,445,617        2,114,098        1,382,112
  Net change in unrealized appreciation(depreciation)                   (3,536,039)        (277,865)            (503)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (1,845,846)       2,074,622        1,534,881
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   3,034,705        3,267,572        3,830,382
   Subaccounts transfers (including fixed account), net                   (429,861)      (2,669,491)      (1,429,685)
   Transfers for policyowner benefits and terminations                  (1,162,639)        (850,953)      (1,108,456)
   Policyowner maintenance charges                                      (1,655,780)      (1,312,037)      (1,465,373)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      (213,575)      (1,564,909)        (173,132)
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                  (2,059,421)         509,713        1,361,749
Net assets at beginning of period                                       31,363,051       30,853,338       29,491,589
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                         $   29,303,630  $    31,363,051   $   30,853,338
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 6

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------
                    Equity-Income SC                                           Equity-Income SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


 $            988     $             22   $           ----    $           ----    $           ----   $          ----
            1,052                  171               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
              (64)                (149)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            2,915                   86               ----                ----                ----              ----
           (4,993)                  23               ----                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           (2,078)                 109               ----                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

           (8,977)               3,085                  5                  37                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


 $        (11,119)    $          3,045   $              5    $             39    $          ----    $          ----
===================  ================== ==================  ==================  =================  =================





 $            (64)    $           (149)  $           ----    $           ----    $           ----    $         ----
           (2,078)                 109               ----                   2                ----              ----
           (8,977)               3,085                  5                  37                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (11,119)               3,045                  5                  39                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           36,157                6,625               ----                  82                ----              ----
          107,669               49,463                606               2,232                ----              ----
           (3,645)                ----               ----                ----                ----              ----
          (11,543)              (1,438)               (12)               (198)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          128,638               54,650                594               2,116                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          117,519               57,695                599               2,155                ----              ----
           58,294                  599               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
 $        175,813     $         58,294   $            599    $          2,155    $          ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity

                                                                   -------------------------------------------------
                                                                                      Growth IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $       41,077   $       73,209   $      82,737
   Mortality and expense risk charge                                       462,957          614,792         489,259
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                               (421,880)        (541,583)       (406,522)
                                                                   ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 3,861,237        7,284,267       5,202,111
   Net realized gain(loss) on sale of fund shares                       (1,751,882)       2,779,589       2,074,622
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                  2,109,355       10,063,856       7,276,733
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                        (12,771,288)     (17,443,376)     10,286,702
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $  (11,083,813)  $   (7,921,103)  $  17,156,913
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $     (421,880)  $     (541,583)  $    (406,522)
  Net realized gain(loss)                                                2,109,355       10,063,856       7,276,733
  Net change in unrealized appreciation(depreciation)                  (12,771,288)     (17,443,376)     10,286,702
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                     (11,083,813)      (7,921,103)     17,156,913
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   5,708,577        5,849,676       5,316,037
   Subaccounts transfers (including fixed account), net                 (1,440,521)         873,741       1,372,566
   Transfers for policyowner benefits and terminations                  (1,924,747)      (2,395,248)     (1,440,496)
   Policyowner maintenance charges                                      (2,937,382)      (2,791,992)     (2,367,138)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      (594,073)       1,536,177       2,880,969
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                 (11,677,886)      (6,384,926)     20,037,882
Net assets at beginning of period                                       59,875,468       66,260,394      46,222,512
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                         $   48,197,582   $   59,875,468  $   66,260,394
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 8

                                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

                        Growth SC                                                 Growth SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $         ----       $           42     $         ----      $         ----      $         ----     $         ----
           2,562                1,222                  5                ----                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (2,562)              (1,180)                (5)               ----                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


          15,680                4,986               ----                ----                ----               ----
         (11,531)                (440)                 1                   5                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           4,149                4,546                  1                   5                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (47,011)             (28,465)               689                   8                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $      (45,424)      $      (25,099)    $          685      $           13      $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $       (2,562)      $       (1,180)    $           (5)     $         ----      $         ----     $         ----
           4,149                4,546                  1                   5                ----               ----
         (47,011)             (28,465)               689                   8                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (45,424)             (25,099)               685                  13                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


         138,154               60,170                 86                 180                ----               ----
          63,005              183,834             19,069               2,966                ----               ----
          (3,915)                (135)              ----                ----                ----               ----
         (29,902)             (14,235)               (37)               (263)               ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
         167,342              229,634             19,118               2,883                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
         121,918              204,535             19,803               2,896                ----               ----
         224,338               19,803               ----                ----                ----               ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $      346,256       $      224,338     $       19,803      $        2,896      $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity
                                                                    ------------------------------------------------

                                                                                    High Income IC
                                                                    ------------------------------------------------
                                                                         2001            2000             1999
                                                                    --------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      766,657   $     447,960     $    792,857
   Mortality and expense risk charge                                         52,451          56,484           69,467
                                                                    --------------- ---------------- ---------------
Net investment income(loss)                                                 714,206         391,476          723,390
                                                                    --------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       ----            ----           29,639
   Net realized gain(loss) on sale of fund shares                        (2,092,382)       (401,999)        (707,243)
                                                                    --------------- ---------------- ---------------
Net realized gain(loss)                                                  (2,092,382)       (401,999)        (677,604)
                                                                    --------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                             691,256      (1,566,513)         566,051
                                                                    --------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                   $     (686,920)  $  (1,577,036)   $     611,837
                                                                    =============== ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      714,206   $     391,476    $     723,390
  Net realized gain(loss)                                                (2,092,382)       (401,999)        (677,604)
  Net change in unrealized appreciation(depreciation)                       691,256      (1,566,513)         566,051
                                                                    --------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                         (686,920)     (1,577,036)         611,837
                                                                    --------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      689,395         836,754          882,301
   Subaccounts transfers (including fixed account), net                   2,422,346        (644,290)      (1,901,400)
   Transfers for policyowner benefits and terminations                     (261,007)       (271,823)        (223,510)
   Policyowner maintenance charges                                         (321,750)       (288,812)        (353,289)
                                                                    --------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      2,528,984        (368,171)      (1,595,898)
                                                                    --------------- ---------------- ---------------

Total increase(decrease) in net assets                                    1,842,064      (1,945,207)        (984,061)
Net assets at beginning of period                                         5,332,705       7,277,912        8,261,973
                                                                    --------------- ---------------- ---------------
Net assets at end of period                                          $    7,174,769   $   5,332,705    $   7,277,912
                                                                    =============== ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 10

                                                      Fidelity

--------------------------------------------------------------------------------------------------------------------

                     High Income SC                                             High Income SC2
----------------------------------------------------------  --------------------------------------------------------
         2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $         4,501      $            32    $          ----     $          ----     $          ----     $        ----
            5,109                   94               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             (608)                 (62)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


             ----                 ----               ----                ----                ----              ----
         (168,639)                 (53)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
         (168,639)                 (53)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

             (982)              (5,251)              ----                   5                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $      (170,229)     $        (5,366)   $          ----     $             5     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $          (608)     $           (62)   $          ----     $          ----     $         ----     $         ----
         (168,639)                 (53)              ----                ----                ----              ----
             (982)              (5,251)              ----                   5                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (170,229)              (5,366)              ----                   5                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           21,129                6,980               ----                 359                ----              ----
          197,107               34,696               ----               3,208                ----              ----
              (26)                ----               ----                ----                ----              ----
          (31,311)                (704)              ----                (107)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          186,899               40,972               ----               3,460                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

           16,670               35,606               ----               3,465                ----              ----
           35,606                 ----               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $        52,276      $        35,606    $          ----     $         3,465     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Fidelity
                                                                   -------------------------------------------------
                                                                                     Overseas IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $      828,586   $      273,101   $     226,340
   Mortality and expense risk charge                                       124,511          163,794         138,144
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                704,075          109,307          88,196
                                                                   ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 1,309,700        1,719,800         365,064
   Net realized gain(loss) on sale of fund shares                       (1,286,444)         329,720       2,328,938
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                     23,256        2,049,520       2,694,002
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                         (4,323,464)      (5,768,575)      3,115,852
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (3,596,133)  $   (3,609,748) $    5,898,050
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      704,075   $      109,307   $      88,196
  Net realized gain(loss)                                                   23,256        2,049,520       2,694,002
  Net change in unrealized appreciation(depreciation)                   (4,323,464)      (5,768,575)      3,115,852
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (3,596,133)      (3,609,748)      5,898,050
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   1,644,970        1,799,679       1,650,693
   Subaccounts transfers (including fixed account), net                   (640,400)         904,699      (2,819,581)
   Transfers for policyowner benefits and terminations                    (512,781)        (379,632)       (557,307)
   Policyowner maintenance charges                                        (777,248)        (724,111)       (660,085)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      (285,459)       1,600,635      (2,386,280)
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                  (3,881,592)      (2,009,113)      3,511,770
Net assets at beginning of period                                       16,122,876       18,131,989      14,620,219
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                         $   12,241,284   $   16,122,876   $  18,131,989
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 12

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------
                       Overseas SC                                               Overseas SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $         5,132      $            88    $          ----     $          ----     $         ----     $         ----
              874                  264               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            4,258                 (176)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            8,200                  571               ----                ----                ----              ----
           (6,517)              (2,365)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            1,683               (1,794)              ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (27,836)              (4,227)                 3                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $       (21,895)     $        (6,197)   $             3     $             2     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $         4,258      $          (176)   $          ----     $          ----     $          ----     $        ----
            1,683               (1,794)              ----                ----                ----              ----
          (27,836)              (4,227)                 3                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (21,895)              (6,197)                 3                   2                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           30,223               35,869               ----                  13                ----              ----
             (676)              81,016                 43                 315                ----              ----
               35                  133               ----                ----                ----              ----
           (8,677)              (1,881)                (7)                 (6)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           20,905              115,137                 36                 322                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             (990)             108,940                 39                 324                ----              ----
          108,979                   39               ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $       107,989      $       108,979    $            39     $           324     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity
                                                                   -------------------------------------------------
                                                                                    Asset Mgr. IC
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $    1,153,594  $     1,035,167   $    1,054,568
   Mortality and expense risk charge                                       241,519          277,686          290,374
                                                                   ---------------- ---------------- ---------------
Net investment income(loss)                                                912,075          757,481          764,194
                                                                   ---------------- ---------------- ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   432,598        2,438,782        1,335,786
   Net realized gain(loss) on sale of fund shares                         (374,012)          (4,398)         164,025
                                                                   ---------------- ---------------- ---------------
Net realized gain(loss)                                                     58,586        2,434,384        1,499,811
                                                                   ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                         (2,398,295)      (4,670,490)         831,798
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (1,427,634) $    (1,478,625)  $    3,095,803
                                                                   ================ ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      912,075   $      757,481   $     764,194
  Net realized gain(loss)                                                   58,586        2,434,384        1,499,811
  Net change in unrealized appreciation(depreciation)                   (2,398,295)      (4,670,490)         831,798
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (1,427,634)      (1,478,625)       3,095,803
                                                                   ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   2,821,941        3,088,744        3,699,921
   Subaccounts transfers (including fixed account), net                 (1,009,144)      (2,608,297)      (2,321,849)
   Transfers for policyowner benefits and terminations                  (1,150,693)      (1,832,613)      (1,532,170)
   Policyowner maintenance charges                                      (1,742,007)      (1,617,729)      (1,734,593)
                                                                   ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                    (1,079,903)      (2,969,895)      (1,888,691)
                                                                   ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                  (2,507,537)      (4,448,520)       1,207,112
Net assets at beginning of period                                       28,591,610       33,040,130       31,833,018
                                                                   ---------------- ---------------- ---------------
Net assets at end of period                                        $    26,084,073  $    28,591,610   $   33,040,130
                                                                   ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 14

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

                      Asset Mgr. SC                                             Asset Mgr. SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $        3,949       $           66     $          ----      $         ----      $         ----     $        ----
             901                  868                ----                   7                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
           3,048                 (802)               ----                  (7)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           1,505                  158                ----                ----                ----              ----
          (5,746)                (727)                  1                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (4,241)                (569)                  1                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (1,119)              (3,654)                  7                 114                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $       (2,312)      $       (5,025)    $             8     $           107     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================





  $        3,048       $         (802)    $          ----     $            (7)    $         ----     $         ----
          (4,241)                (569)                  1                ----                ----              ----
          (1,119)              (3,654)                  7                 114                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (2,312)              (5,025)                  8                 107                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


          71,633                8,540                 122                  29                ----              ----
         (40,252)              99,570                 290              10,172                ----              ----
             174                   (2)               ----                ----                ----              ----
         (10,349)              (5,593)                (28)                (32)               ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          21,206              102,515                 384              10,169                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          18,894               97,490                 392              10,276                ----              ----
          97,882                  392                ----                ----                ----              ----
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $      116,776       $       97,882     $           392     $        10,276     $         ----     $         ----
===================  ================== ==================  ==================  =================  =================

                                     F-1 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity
                                                                    ------------------------------------------------
                                                                                     Inv. Bond IC
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- ---------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $       268,084    $    262,163   $    178,023
   Mortality and expense risk charge                                         109,703          37,985         39,812
                                                                    ---------------- ---------------- --------------
Net investment income(loss)                                                  158,381         224,178        138,211
                                                                    ---------------- ---------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----            ----         55,850
   Net realized gain(loss) on sale of fund shares                             94,544         (60,719)        56,608
                                                                    ---------------- ---------------- --------------
Net realized gain(loss)                                                       94,544         (60,719)       112,458
                                                                    ---------------- ---------------- --------------

Change in unrealized appreciation(depreciation)                              472,114         238,506       (347,460)
                                                                    ---------------- ---------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       725,039    $    401,965   $    (96,791)
                                                                    ================ ================ ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       158,381   $     224,178   $    138,211
  Net realized gain(loss)                                                     94,544         (60,719)       112,458
  Net change in unrealized appreciation(depreciation)                        472,114         238,506       (347,460)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                           725,039         401,965        (96,791)
                                                                    ---------------- ---------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       583,797         425,421        524,374
   Subaccounts transfers (including fixed account), net                    8,559,689         963,784       (411,086)
   Transfers for policyowner benefits and terminations                      (183,615)       (234,332)      (490,633)
   Policyowner maintenance charges                                          (609,785)       (184,555)      (194,413)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) from policyowner transactions                       8,350,086         970,318       (571,758)
                                                                    ---------------- ---------------- --------------

Total increase(decrease) in net assets                                     9,075,125       1,372,283       (668,549)
Net assets at beginning of period                                          5,151,706       3,779,423      4,447,972
                                                                    ---------------- ---------------- --------------
Net assets at end of period                                          $    14,226,831  $    5,151,706   $  3,779,423
                                                                    ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 16

                                    Fidelity

--------------------------------------------------------------------------------------------------------------------

                      Inv. Bond SC2                                              Contrafund IC
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

   $        ----       $         ----     $         ----      $      159,732      $       72,121     $       68,862
               5                 ----               ----             171,391             189,463            148,735
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
              (5)                ----               ----             (11,659)           (117,342)           (79,873)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----             563,760           2,617,988            504,989
              (2)                ----               ----            (149,684)            262,614            209,678
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
              (2)                ----               ----             414,076           2,880,602            714,667
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

              85                 ----               ----          (3,306,161)         (4,488,515)         3,076,967
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


   $          78       $         ----     $         ----      $   (2,903,744)     $   (1,725,255)    $    3,711,761
===================  ================== ==================  ==================  =================  =================





   $          (5)      $         ----     $         ----      $      (11,659)     $     (117,342)    $      (79,873)
              (2)                ----               ----             414,076           2,880,602            714,667
              85                 ----               ----          (3,306,161)         (4,488,515)         3,076,967
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

              78                 ----               ----          (2,903,744)         (1,725,255)         3,711,761
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


           7,853                 ----               ----           3,305,073           3,548,230          3,202,874
          10,843                 ----               ----            (192,050)            592,252          1,634,800
            ----                 ----               ----            (867,398)           (473,933)          (431,665)
            (344)                ----               ----          (1,391,012)         (1,177,682)        (1,020,388)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          18,352                 ----               ----             854,613           2,488,867          3,385,621
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          18,430                 ----               ----          (2,049,131)            763,612          7,097,382
            ----                 ----               ----          21,600,050          20,836,438         13,739,056
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
   $      18,430       $         ----     $         ----      $   19,550,919      $   21,600,050     $   20,836,438
===================  ================== ==================  ==================  =================  =================

                                     F-1 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Fidelity
                                                                    ------------------------------------------------
                                                                                     Contrafund SC
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    --------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        1,281   $          69    $       ----
   Mortality and expense risk charge                                          2,038             898            ----
                                                                    --------------- ----------------- --------------
Net investment income(loss)                                                    (757)           (829)           ----
                                                                    --------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      5,123           2,501            ----
   Net realized gain(loss) on sale of fund shares                            (5,850)           (482)             (1)
                                                                    --------------- ----------------- --------------
Net realized gain(loss)                                                        (727)          2,019              (1)
                                                                    --------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                             (23,051)        (10,275)            183
                                                                    --------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $      (24,535) $       (9,085)   $        182
                                                                    =============== ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $         (757)  $        (829)   $       ----
  Net realized gain(loss)                                                      (727)          2,019              (1)
  Net change in unrealized appreciation(depreciation)                       (23,051)        (10,275)            183
                                                                    --------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                          (24,535)         (9,085)            182
                                                                    --------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      108,394          45,542             123
   Subaccounts transfers (including fixed account), net                      28,261         157,109           8,434
   Transfers for policyowner benefits and terminations                         (202)             (4)           ----
   Policyowner maintenance charges                                          (24,034)        (10,265)            (29)
                                                                    --------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                        112,419         192,382           8,528
                                                                    --------------- ----------------- --------------

Total increase(decrease) in net assets                                       87,884         183,297           8,710
Net assets at beginning of period                                           192,007           8,710            ----
                                                                    --------------- ----------------- --------------
Net assets at end of period                                          $      279,891   $     192,007    $      8,710
                                                                    =============== ================= ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 18

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------
                     Contrafund SC2                                            Asset Mgr. Gr. IC
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
   $        ----       $         ----     $         ----      $      109,529     $         87,724     $       80,579
               9                 ----               ----              30,411               35,031             32,359
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
              (9)                ----               ----              79,118               52,693             48,220
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------


            ----                 ----               ----             131,997              355,639            133,643
               1                 ----               ----            (121,034)              46,065             46,443
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
               1                 ----               ----              10,963              401,704            180,086
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------

             295                 ----               ----            (426,768)          (1,007,098)           287,243
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------


   $         287       $         ----     $         ----      $     (336,687)    $       (552,701)    $      515,549
===================  ================== ==================  ================== ==================== ================





   $          (9)      $         ----     $         ----      $       79,118     $         52,693     $       48,220
               1                 ----               ----              10,963              401,704            180,086
             295                 ----               ----            (426,768)          (1,007,098)           287,243
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------

             287                 ----               ----            (336,687)            (552,701)           515,549
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------


             114                 ----               ----             606,727              664,906            695,735
          17,371                 ----               ----              26,300             (384,811)           163,508
            ----                 ----               ----             (70,583)            (122,489)          (101,062)
            (194)                ----               ----            (284,521)            (253,492)          (240,081)
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
          17,291                 ----               ----             277,923              (95,886)           518,100
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
          17,578                 ----               ----             (58,764)            (648,587)         1,033,649
            ----                 ----               ----           3,690,948            4,339,535          3,305,886
-------------------  ------------------ ------------------  ------------------ -------------------- ----------------
   $      17,578       $         ----     $         ----      $    3,632,184     $      3,690,948     $    4,339,535
===================  ================== ==================  ================== ==================== ================

                                     F-1 19

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                       Fidelity
                                                                    ------------------------------------------------
                                                                                   Asset Mgr. Gr. SC
                                                                    ------------------------------------------------
                                                                         2001            2000             1999
                                                                    --------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $          100   $           5   $         ----
   Mortality and expense risk charge                                             60              20             ----
                                                                    --------------- ---------------- ---------------
Net investment income(loss)                                                      40             (15)            ----
                                                                    --------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        127              19             ----
   Net realized gain(loss) on sale of fund shares                               (99)            (19)            ----
                                                                    --------------- ---------------- ---------------
Net realized gain(loss)                                                          28            ----             ----
                                                                    --------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                                 (46)           (499)            ----
                                                                    --------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                   $          22   $         (514)  $        ----
                                                                    =============== ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $           40   $         (15)  $        ----
  Net realized gain(loss)                                                        28            ----             ----
  Net change in unrealized appreciation(depreciation)                           (46)           (499)            ----
                                                                    --------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                               22            (514)            ----
                                                                    --------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                        6,826             522             ----
   Subaccounts transfers (including fixed account), net                       6,270           4,308             ----
   Transfers for policyowner benefits and terminations                         ----            ----             ----
   Policyowner maintenance charges                                           (1,276)           (390)            ----
                                                                    --------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                         11,820           4,440             ----
                                                                    --------------- ---------------- ---------------

Total increase(decrease) in net assets                                       11,842           3,926             ----
Net assets at beginning of period                                             3,926            ----             ----
                                                                    --------------- ---------------- ---------------
Net assets at end of period                                          $       15,768   $       3,926   $        ----
                                                                    =============== ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 20

                        Fidelity                                                     Alger
----------------------------------------------------------  --------------------------------------------------------
                   Asset Mgr. Gr. SC2                                              Balanced
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

   $        ----       $         ----     $         ----      $       99,221      $       50,804     $       39,415
            ----                 ----               ----              58,208              54,486             33,636
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            ----                 ----               ----              41,013              (3,682)             5,779
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----             120,768             484,561            199,925
            ----                 ----               ----             (13,738)            104,114            130,906
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
            ----                 ----               ----             107,030             588,675            330,831
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

               1                 ----               ----            (367,726)           (877,509)           638,648
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


   $           1       $         ----     $         ----      $     (219,683)     $     (292,516)    $      975,258
===================  ================== ==================  ==================  =================  =================





   $        ----       $         ----     $         ----      $       41,013      $       (3,682)    $        5,779
            ----                 ----               ----             107,030             588,675            330,831
               1                 ----               ----            (367,726)           (877,509)           638,648
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

               1                 ----               ----            (219,683)           (292,516)           975,258
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----           1,193,795           1,176,922            652,587
             658                 ----               ----             301,926           1,076,269          1,111,865
             ---                 ----               ----            (178,599)           (166,995)          (133,356)
             ---                 ----               ----            (565,785)           (400,927)          (243,952)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             658                 ----               ----             751,337           1,685,269          1,387,144
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
             659                 ----               ----             531,654           1,392,753          2,362,402
            ----                 ----               ----           6,481,144           5,088,391          2,725,989
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
   $         659       $         ----     $         ----      $    7,012,798      $    6,481,144     $    5,088,391
===================  ================== ==================  ==================  =================  =================

                                     F-1 21

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Alger
                                                                   -------------------------------------------------
                                                                                      Leveraged
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   --------------- ----------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $        ----   $          ----   $        ----
   Mortality and expense risk charge                                       150,956          206,550          99,090
                                                                   --------------- ----------------- ---------------
Net investment income(loss)                                               (150,956)        (206,550)        (99,090)
                                                                   --------------- ----------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   649,613        2,368,184         658,702
   Net realized gain(loss) on sale of fund shares                       (1,139,625)       1,593,491         444,024
                                                                   --------------- ----------------- ---------------
Net realized gain(loss)                                                   (490,012)       3,961,675       1,102,726
                                                                   --------------- ----------------- ---------------

Change in unrealized appreciation(depreciation)                         (2,920,740)     (10,349,087)      6,228,230
                                                                   --------------- ----------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (3,561,708)  $   (6,593,962)  $   7,231,866
                                                                   =============== ================= ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $     (150,956)  $     (206,550)  $     (99,090)
  Net realized gain(loss)                                                 (490,012)       3,961,675       1,102,726
  Net change in unrealized appreciation(depreciation)                   (2,920,740)     (10,349,087)      6,228,230
                                                                   --------------- ----------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (3,561,708)      (6,593,962)      7,231,866
                                                                   --------------- ----------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   3,494,557        3,958,348       2,197,902
   Subaccounts transfers (including fixed account), net                   (762,063)       2,923,872       7,155,968
   Transfers for policyowner benefits and terminations                    (576,701)        (337,285)       (280,708)
   Policyowner maintenance charges                                      (1,378,992)      (1,173,771)       (566,873)
                                                                   --------------- ----------------- ---------------
Net increase(decrease) from policyowner transactions                       776,801        5,371,164       8,506,289
                                                                   --------------- ----------------- ---------------

Total increase(decrease) in net assets                                  (2,784,907)      (1,222,798)     15,738,155
Net assets at beginning of period                                       20,060,625       21,283,423       5,545,268
                                                                   --------------- ----------------- ---------------
Net assets at end of period                                         $   17,275,718   $   20,060,625   $  21,283,423
                                                                   =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

                                     F-1 22

                                                         MFS
--------------------------------------------------------------------------------------------------------------------
                     Global Govern.                                                Utilities
----------------------------------------------------------  --------------------------------------------------------
          2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $       24,400       $       21,767     $       21,210      $      248,847      $       62,030     $       45,844
           6,511                4,374              3,721              63,315              55,188             35,886
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          17,889               17,393             17,489             185,532               6,842              9,958
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----                 ----               ----             652,595             467,624            230,507
          15,988              (21,356)             8,100             (55,189)            225,839            120,303
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          15,988              (21,356)             8,100             597,406             693,463            350,810
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          (6,002)              27,987            (40,388)         (2,998,813)           (347,750)           866,015
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $       27,875       $       24,024     $      (14,799)     $   (2,215,875)     $      352,555     $    1,226,783
===================  ================== ==================  ==================  =================  =================





  $       17,889       $       17,393     $       17,489      $      185,532      $        6,842     $        9,958
          15,988              (21,356)             8,100             597,406             693,463            350,810
          (6,002)              27,987            (40,388)         (2,998,813)           (347,750)           866,015
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

          27,875               24,024            (14,799)         (2,215,875)            352,555          1,226,783
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


          78,246               83,082             99,607           1,403,465           1,080,404            820,148
        (247,179)             387,911           (189,632)          1,107,273           1,148,017            711,914
          (2,171)             (10,122)           (21,169)           (157,674)           (178,851)          (124,813)
         (47,179)             (28,964)           (27,667)           (705,824)           (461,851)          (312,076)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (218,283)             431,907           (138,861)          1,647,240           1,587,719          1,095,173
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (190,408)             455,931           (153,660)           (568,635)          1,940,274          2,321,956
         864,337              408,406            562,066           7,559,293           5,619,019          3,297,063
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $      673,929       $      864,337     $      408,406      $    6,990,658      $    7,559,293     $    5,619,019
===================  ================== ==================  ==================  =================  =================

                                     F-1 23

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                          MFS
                                                                    ------------------------------------------------
                                                                                     New Discovery

                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- ---------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $         ----   $         ----   $       ----
   Mortality and expense risk charge                                          35,441          21,353             37
                                                                    ---------------- ---------------- --------------
Net investment income(loss)                                                  (35,441)        (21,353)           (37)
                                                                    ---------------- ---------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     135,232          39,123          1,661
   Net realized gain(loss) on sale of fund shares                           (216,973)        (37,774)          ----
                                                                    ---------------- ---------------- --------------
Net realized gain(loss)                                                      (81,741)          1,349          1,661
                                                                    ---------------- ---------------- --------------

Change in unrealized appreciation(depreciation)                             (165,672)       (398,932)         7,946
                                                                    ---------------- ---------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $      (282,854)  $    (418,936)  $      9,570
                                                                    ================ ================ ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (35,441)  $     (21,353)  $        (37)
  Net realized gain(loss)                                                    (81,741)          1,349          1,661
  Net change in unrealized appreciation(depreciation)                       (165,672)       (398,932)         7,946
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                          (282,854)       (418,936)         9,570
                                                                    ---------------- ---------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       811,078         486,645            268
   Subaccounts transfers (including fixed account), net                      112,301       4,265,320        141,426
   Transfers for policyowner benefits and terminations                       (71,405)        (38,639)          ----
   Policyowner maintenance charges                                          (334,959)       (147,224)          (144)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) from policyowner transactions                         517,015       4,566,102        141,550
                                                                    ---------------- ---------------- --------------

Total increase(decrease) in net assets                                       234,161       4,147,166        151,120
Net assets at beginning of period                                          4,298,286         151,120           ----
                                                                    ---------------- ---------------- --------------
Net assets at end of period                                          $     4,532,447   $   4,298,286   $    151,120
                                                                    ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 24

                                                   Morgan Stanley

--------------------------------------------------------------------------------------------------------------------
                      Asian Equity                                             Emerging Markets
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $         ----       $        2,330     $        5,861      $          ----     $         ----     $          320
           1,627                7,991              5,901               16,773             20,559             10,340
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (1,627)              (5,661)               (40)             (16,773)           (20,559)           (10,020)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----              215,431               ----                 ----            330,498               ----
        (237,483)            (270,123)            81,421           (1,121,217)           170,155            (14,605)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (237,483)             (54,692)            81,421           (1,121,217)           500,653            (14,605)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         199,400             (429,608)           306,846            1,069,929         (1,679,239)           932,312
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $      (39,710)      $     (489,961)    $      388,227      $       (68,061)    $   (1,199,145)    $      907,687
===================  ================== ==================  ==================  =================  =================





  $       (1,627)      $       (5,661)    $          (40)     $       (16,773)    $      (20,559)    $      (10,020)
        (237,483)             (54,692)            81,421           (1,121,217)           500,653            (14,605)
         199,400             (429,608)           306,846            1,069,929         (1,679,239)           932,312
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

         (39,710)            (489,961)           388,227              (68,061)        (1,199,145)           907,687
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


             354              212,757            156,793              558,132            683,360            339,540
        (589,000)             (67,694)           282,014               74,489            560,623            228,230
          (7,731)             (21,947)           (18,126)             (20,769)           (88,989)           (27,008)
         (18,504)             (69,999)           (51,473)            (181,356)          (162,397)           (93,292)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (614,881)              53,117            369,208              430,496            992,597            447,470
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (654,591)            (436,844)           757,435              362,435           (206,548)         1,355,157
         654,591            1,091,435            334,000            1,972,241          2,178,789            823,632
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $         ----       $      654,591     $    1,091,435      $     2,334,676     $    1,972,241     $    2,178,789
===================  ================== ==================  ==================  =================  =================

                                     F-1 25

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                    Morgan Stanley
                                                                    ------------------------------------------------

                                                                                     Global Equity
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- ---------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        37,110   $      62,490   $     30,920
   Mortality and expense risk charge                                          27,707          23,717         20,462
                                                                    ---------------- ---------------- --------------
Net investment income(loss)                                                    9,403          38,773         10,458
                                                                    ---------------- ---------------- --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----         200,225        119,961
   Net realized gain(loss) on sale of fund shares                            (36,110)         37,019         27,634
                                                                    ---------------- ---------------- --------------
Net realized gain(loss)                                                      (36,110)        237,244        147,595
                                                                    ---------------- ---------------- --------------

Change in unrealized appreciation(depreciation)                             (257,710)         30,928        (74,942)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                   $      (284,417)  $     306,945   $     83,111
                                                                    ================ ================ ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $         9,403   $      38,773   $     10,458
  Net realized gain(loss)                                                    (36,110)        237,244        147,595
  Net change in unrealized appreciation(depreciation)                       (257,710)         30,928        (74,942)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                          (284,417)        306,945         83,111
                                                                    ---------------- ---------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       611,539         553,477        602,471
   Subaccounts transfers (including fixed account), net                      211,811          (6,906)       125,969
   Transfers for policyowner benefits and terminations                       (80,490)        (83,257)       (74,379)
   Policyowner maintenance charges                                          (248,214)       (177,457)      (161,040)
                                                                    ---------------- ---------------- --------------
Net increase(decrease) from policyowner transactions                         494,646         285,857        493,021
                                                                    ---------------- ---------------- --------------

Total increase(decrease) in net assets                                       210,229         592,802        576,132
Net assets at beginning of period                                          3,265,905       2,673,103      2,096,971
                                                                    ---------------- ---------------- --------------
Net assets at end of period                                          $     3,476,134   $   3,265,905   $  2,673,103
                                                                    ================ ================ ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 26

                                                  Morgan Stanley

--------------------------------------------------------------------------------------------------------------------

                      Intl. Magnum                                             U.S. Real Estate
----------------------------------------------------------  --------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

  $        8,242       $       14,608     $       13,210      $        74,692     $       27,333     $       48,301
          14,111               16,788             11,040               14,815              9,678              7,470
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          (5,869)              (2,180)             2,170               59,877             17,655             40,831
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


            ----               50,660              5,512               15,523              7,876               ----
        (112,649)              36,600             21,450               53,614             22,741            (24,923)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
        (112,649)              87,260             26,962               69,137             30,617            (24,923)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (273,730)            (352,908)           285,903               24,375            228,573            (40,700)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


  $     (392,248)      $     (267,828)    $      315,035      $       153,389     $      276,845     $      (24,792)
===================  ================== ==================  ==================  =================  =================





  $       (5,869)      $       (2,180)    $        2,170      $        59,877     $       17,655     $       40,831
        (112,649)              87,260             26,962               69,137             30,617            (24,923)
        (273,730)            (352,908)           285,903               24,375            228,573            (40,700)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (392,248)            (267,828)           315,035              153,389            276,845            (24,792)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------


         307,390              351,118            275,498              273,934            185,091            195,740
        (124,011)             309,724            331,831              261,144            334,817            (74,073)
         (48,252)             (38,747)            (6,719)             (95,993)           (36,061)           (24,125)
        (118,176)            (108,234)           (85,815)            (118,530)           (62,671)           (52,806)
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
          16,951              513,861            514,795              320,555            421,176             44,736
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------

        (375,297)             246,033            829,830              473,944            698,021             19,944
       2,009,126            1,763,093            933,263            1,577,505            879,484            859,540
-------------------  ------------------ ------------------  ------------------  -----------------  -----------------
  $    1,633,829       $    2,009,126     $    1,763,093      $     2,051,449     $    1,577,505     $      879,484
===================  ================== ==================  ==================  =================  =================

                                     F-1 27

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31
                                                                                       Ameritas
                                                                    ------------------------------------------------

                                                                                    Emerging Growth
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
                                                                    --------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        ----   $          ----   $       ----
   Mortality and expense risk charge                                        133,239          213,853          29,906
                                                                    --------------- ----------------- --------------
Net investment income(loss)                                                (133,239)        (213,853)        (29,906)
                                                                    --------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    932,081          490,195            ----
   Net realized gain(loss) on sale of fund shares                        (1,388,648)         977,120          69,203
                                                                    --------------- ----------------- --------------
Net realized gain(loss)                                                    (456,567)       1,467,315          69,203
                                                                    --------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                          (7,234,351)      (6,598,695)      7,360,170
                                                                    --------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $   (7,824,157)  $   (5,345,233)  $   7,399,467
                                                                    =============== ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    (133,239)  $     (213,853)  $    (29,906)
  Net realized gain(loss)                                                  (456,567)       1,467,315         69,203
  Net change in unrealized appreciation(depreciation)                    (7,234,351)      (6,598,695)     7,360,170
                                                                    --------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                       (7,824,157)      (5,345,233)     7,399,467
                                                                    --------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                    2,828,609        3,076,160        399,887
   Subaccounts transfers (including fixed account), net                    (795,478)       1,908,799     16,120,925
   Transfers for policyowner benefits and terminations                     (702,453)        (723,564)      (166,431)
   Policyowner maintenance charges                                       (1,102,793)      (1,199,742)      (162,776)
                                                                    --------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                        227,885        3,061,653     16,191,605
                                                                    --------------- ----------------- --------------

Total increase(decrease) in net assets                                   (7,596,272)      (2,283,580)    23,591,072
Net assets at beginning of period                                        21,307,492       23,591,072           ----
                                                                    --------------- ----------------- --------------
Net assets at end of period                                          $   13,711,220   $   21,307,492  $  23,591,072
                                                                    =============== ================= ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 28

                                                     Ameritas
---------------------------------------------------------------------------------------------------------------------
                         Growth                                                Growth with Income
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

  $       12,563       $       13,672     $        4,570     $        26,012      $        8,794     $        1,856
         270,450              334,112             53,250              35,420              33,113              5,394
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
        (257,887)            (320,440)           (48,680)             (9,408)            (24,319)            (3,538)
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


         151,926                 ----               ----                ----               6,430               ----
        (532,601)             408,126             91,185            (123,398)             34,360              2,197
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
        (380,675)             408,126             91,185            (123,398)             40,790              2,197
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

      (3,742,825)          (6,479,573)         4,797,837            (676,507)            (60,600)           167,141
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $   (4,381,387)      $   (6,391,887)    $    4,840,342     $      (809,313)     $      (44,129)    $      165,800
===================  =================  ================== ===================  =================  ==================





  $     (257,887)      $     (320,440)    $      (48,680)    $        (9,408)     $      (24,319)    $       (3,538)
        (380,675)             408,126             91,185            (123,398)             40,790              2,197
      (3,742,825)          (6,479,573)         4,797,837            (676,507)            (60,600)           167,141
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

      (4,381,387)          (6,391,887)         4,840,342            (809,313)            (44,129)           165,800
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


       4,982,916            5,197,765            791,274             832,959             857,189            186,705
      (1,861,259)           2,834,310         31,410,603             327,409             103,810          3,556,248
      (1,063,741)          (2,176,885)          (148,246)           (227,790)           (110,304)           (11,081)
      (2,210,774)          (1,992,956)          (302,543)           (339,497)           (286,727)           (47,402)
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
        (152,858)           3,862,234         31,751,088             593,081             563,968          3,684,470
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

      (4,534,245)          (2,529,653)        36,591,430            (216,232)            519,839          3,850,270
      34,061,777           36,591,430               ----           4,370,109           3,850,270               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $   29,527,532       $   34,061,777     $   36,591,430     $     4,153,877      $    4,370,109     $    3,850,270
===================  =================  ================== ===================  =================  ==================

                                     F-1 29

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Ameritas
                                                                   --------------------------------------------------

                                                                                   Income and Growth
                                                                   --------------------------------------------------
                                                                        2001              2000             1999
                                                                   ---------------- ----------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $       60,019   $        22,473   $        ----
   Mortality and expense risk charge                                       106,592           116,969           16,266
                                                                   ---------------- ----------------- ---------------
Net investment income(loss)                                                (46,573)          (94,496)         (16,266)
                                                                   ---------------- ----------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   740,898           631,286          330,344
   Net realized gain(loss) on sale of fund shares                          (50,926)          265,807           32,672
                                                                   ---------------- ----------------- ---------------
Net realized gain(loss)                                                    689,972           897,093          363,016
                                                                   ---------------- ----------------- ---------------

Change in unrealized appreciation(depreciation)                         (2,926,134)         (940,011)       2,248,057
                                                                   ---------------- ----------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $   (2,282,735)     $   (137,414)  $    2,594,807
                                                                   ================ ================= ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $      (46,573)  $      (94,496)   $      (16,266)
  Net realized gain(loss)                                                  689,972          897,093           363,016
  Net change in unrealized appreciation(depreciation)                   (2,926,134)        (940,011)        2,248,057
                                                                   ---------------- ----------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      (2,282,735)        (137,414)        2,594,807
                                                                   ---------------- ----------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                   1,948,693        1,767,043           226,613
   Subaccounts transfers (including fixed account), net                   (408,799)       1,743,203         9,033,423
   Transfers for policyowner benefits and terminations                    (418,659)        (253,443)         (164,905)
   Policyowner maintenance charges                                        (864,400)        (677,541)          (92,288)
                                                                   ---------------- ----------------- ---------------
Net increase(decrease) from policyowner transactions                       256,835        2,579,262         9,002,843
                                                                   ---------------- ----------------- ---------------

Total increase(decrease) in net assets                                  (2,025,900)       2,441,848        11,597,650
Net assets at beginning of period                                       14,039,498       11,597,650              ----
                                                                   ---------------- ----------------- ---------------
Net assets at end of period                                         $   12,013,598   $   14,039,498    $   11,597,650
                                                                   ================ ================= ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 30

                                                      Ameritas

---------------------------------------------------------------------------------------------------------------------
                        Index 500                                                    MidCap
----------------------------------------------------------  ---------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

  $      394,478       $      174,138     $        45,131     $          ----     $         ----     $          ----
         232,904              266,882              44,210             182,951             186,833             23,079
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
         161,574              (92,744)                921            (182,951)           (186,833)           (23,079)
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------


         834,050              358,915                ----             998,868             586,728            358,344
        (583,994)             211,068              17,271              69,786             985,515             30,642
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
         250,056              569,983              17,271           1,068,654           1,572,243            388,986
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

      (4,439,350)          (3,801,394)          2,177,161          (2,893,312)            268,562          2,504,717
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------


  $   (4,027,720)      $   (3,324,155)    $    2,195,353      $    (2,007,609)    $    1,653,972     $     2,870,624
===================  ================== ==================  ==================  =================  ==================





  $      161,574       $      (92,744)    $          921      $      (182,951)    $     (186,833)    $       (23,079)
         250,056              569,983             17,271            1,068,654          1,572,243             388,986
      (4,439,350)          (3,801,394)         2,177,161           (2,893,312)           268,562           2,504,717
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

      (4,027,720)          (3,324,155)         2,195,353           (2,007,609)         1,653,972           2,870,624
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------


       4,775,610            4,807,303            794,221            2,917,996          2,678,209             350,572
        (586,771)             505,232         27,896,245             (803,631)         4,269,324          12,864,272
      (1,052,580)            (868,441)          (197,927)            (626,582)          (650,248)            (35,676)
      (2,045,663)          (1,818,044)          (283,040)          (1,391,451)        (1,034,828)           (126,750)
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
       1,090,596            2,626,050         28,209,499               96,332          5,262,457          13,052,418
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------

      (2,937,124)            (698,105)        30,404,852           (1,911,277)         6,916,429          15,923,042
      29,706,747           30,404,852               ----           22,839,471         15,923,042                ----
-------------------  ------------------ ------------------  ------------------  -----------------  ------------------
  $   26,769,623       $   29,706,747     $   30,404,852      $    20,928,194     $   22,839,471     $    15,923,042
===================  ================== ==================  ==================  =================  ==================

                                     F-1 31

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Ameritas
                                                                   --------------------------------------------------

                                                                                     Money Market
                                                                   --------------------------------------------------
                                                                         2001             2000             1999
                                                                   ----------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                  $        864,242   $    969,387    $      167,556
   Mortality and expense risk charge                                         196,648        142,140            42,280
                                                                   ----------------- ---------------- ---------------
Net investment income(loss)                                                  667,594        827,247           125,276
                                                                   ----------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                        ----           ----              ----
   Net realized gain(loss) on sale of fund shares                               ----           ----              ----
                                                                   ----------------- ---------------- ---------------
Net realized gain(loss)                                                         ----           ----              ----
                                                                   ----------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                                 ----           ----              ----
                                                                   ----------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                  $       667,594   $     827,247    $      125,276
                                                                   ================= ================ ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                       $        667,594   $    827,247    $      125,276
  Net realized gain(loss)                                                       ----           ----              ----
  Net change in unrealized appreciation(depreciation)                           ----           ----              ----
                                                                   ----------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                           667,594        827,247           125,276
                                                                   ----------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                    33,957,760     29,824,117         5,138,659
   Subaccounts transfers (including fixed account), net                  (25,197,131)   (30,630,238)       13,733,671
   Transfers for policyowner benefits and terminations                    (1,779,587)    (1,087,311)          (99,720)
   Policyowner maintenance charges                                        (1,622,197)    (1,143,367)         (209,686)
                                                                   ----------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                       5,358,845     (3,036,799)       18,562,924
                                                                   ----------------- ---------------- ---------------

Total increase(decrease) in net assets                                     6,026,439     (2,209,552)       18,688,200
Net assets at beginning of period                                         16,478,648     18,688,200              ----
                                                                   ----------------- ---------------- ---------------
Net assets at end of period                                         $     22,505,087   $ 16,478,648    $   18,688,200
                                                                   ================= ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 32

                                    Ameritas

---------------------------------------------------------------------------------------------------------------------

                        Research                                                   Small Cap
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

  $          ----      $         ----     $          ----    $          ----      $          ----    $          ----
           37,922               41,635              6,148            161,050              270,277             45,011
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
          (37,922)             (41,635)            (6,148)          (161,050)            (270,277)           (45,011)
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------


          139,631              116,628             48,862               ----              155,419            249,625
         (176,289)             108,283             23,464         (2,441,748)           1,756,963            146,905
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
          (36,658)             224,911             72,326         (2,441,748)           1,912,382            396,530
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

       (1,091,825)            (531,250)           503,189         (4,089,979)         (10,941,100)         6,833,740
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------


  $    (1,166,405)     $      (347,974)   $       569,367    $    (6,692,777)     $    (9,298,995)   $     7,185,259
===================  =================  ================== ===================  ================== ==================





  $       (37,922)     $       (41,635)            (6,148)   $      (161,050)     $      (270,277)   $       (45,011)
          (36,658)             224,911             72,326         (2,441,748)           1,912,382            396,530
       (1,091,825)            (531,250)           503,189         (4,089,979)         (10,941,100)         6,833,740
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

       (1,166,405)            (347,974)           569,367         (6,692,777)          (9,298,995)         7,185,259
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------


          862,759              769,641            125,229          3,227,622            3,747,998            601,352
            7,830              651,005          3,673,171           (574,047)            (182,891)        24,775,069
         (110,587)            (120,145)           (14,853)          (711,892)          (1,222,335)          (246,417)
         (328,467)            (279,397)           (41,519)        (1,238,800)          (1,449,797)          (236,089)
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
          431,535            1,021,104          3,742,028            702,883              892,975         24,893,915
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------

         (734,870)             673,130          4,311,395         (5,989,894)          (8,406,020)        32,079,174
        4,984,525            4,311,395               ----         23,673,154           32,079,174               ----
-------------------  -----------------  ------------------ -------------------  ------------------ ------------------
  $     4,249,655      $     4,984,525    $     4,311,395    $    17,683,260      $    23,673,154    $    32,079,174
===================  =================  ================== ===================  ================== ==================


                                     F-1 33

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Ameritas
                                                                    -------------------------------------------------

                                                                                       Micro Cap
                                                                    -------------------------------------------------
                                                                           2001             2000             1999
                                                                    ---------------- ---------------- ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $         ----   $         ----   $         ----
   Mortality and expense risk charge                                          4,271             ----             ----
                                                                    ---------------- ---------------- ---------------
Net investment income(loss)                                                  (4,271)            ----             ----
                                                                    ---------------- ---------------- ---------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                     27,469             ----             ----
   Net realized gain(loss) on sale of fund shares                            (1,181)            ----             ----
                                                                    ---------------- ---------------- ---------------
Net realized gain(loss)                                                      26,288             ----             ----
                                                                    ---------------- ---------------- ---------------

Change in unrealized appreciation(depreciation)                              63,339             ----             ----
                                                                    ---------------- ---------------- ---------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       85,356   $         ----   $         ----
                                                                    ================ ================ ===============


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (4,271)  $         ----   $         ----
  Net realized gain(loss)                                                    26,288             ----             ----
  Net change in unrealized appreciation(depreciation)                        63,339             ----             ----
                                                                    ---------------- ---------------- ---------------
Net increase(decrease) in net assets resulting
   from operations                                                           85,356             ----             ----
                                                                    ---------------- ---------------- ---------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      156,305             ----             ----
   Subaccounts transfers (including fixed account), net                   1,229,767             ----             ----
   Transfers for policyowner benefits and terminations                       (3,961)            ----             ----
   Policyowner maintenance charges                                          (56,250)            ----             ----
                                                                    ---------------- ---------------- ---------------
Net increase(decrease) from policyowner transactions                      1,325,861             ----             ----
                                                                    ---------------- ---------------- ---------------

Total increase(decrease) in net assets                                    1,411,217             ----             ----
Net assets at beginning of period                                              ----             ----             ----
                                                                    ---------------- ---------------- ---------------
Net assets at end of period                                          $    1,411,217   $         ----   $        ----
                                                                    ================ ================ ===============


The accompanying notes are an integral part of these financial statements.

                                     F-1 34

                        Ameritas                                                    Calvert
----------------------------------------------------------  ---------------------------------------------------------

                         Select                                                     Balanced
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


  $          ----      $          ----    $          ----    $        18,246      $           858     $         ----
            7,940                 ----               ----              1,824                  109               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
           (7,940)                ----               ----             16,422                  749               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


             ----                 ----               ----              8,889                1,514               ----
           (7,630)                ----               ----             (3,208)                (321)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
           (7,630)                ----               ----              5,681                1,193               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------

           34,863                 ----               ----            (27,071)              (4,510)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


  $        19,293      $         ----     $          ----    $        (4,968)     $        (2,568)   $          ----
==================== =================  ================== ===================  =================  ==================





  $        (7,940)     $          ----     $          ----    $       16,422      $           749     $         ----
           (7,630)                ----               ----              5,681                1,193               ----
           34,863                 ----               ----            (27,071)              (4,510)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------

           19,293                 ----               ----             (4,968)              (2,568)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------


          240,150                 ----               ----             73,858                9,796               ----
        2,135,905                 ----               ----            404,742               47,118               ----
          (22,456)                ----               ----            (18,645)                 213               ----
          (88,977)                ----               ----            (25,129)              (1,463)              ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
        2,264,622                 ----               ----            434,826               55,664               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------

        2,283,915                 ----               ----            429,858               53,096               ----
             ----                 ----               ----             53,096                 ----               ----
-------------------- -----------------  ------------------ -------------------  -----------------  ------------------
  $     2,283,915      $         ----     $          ----    $       482,954      $        53,096    $          ----
==================== =================  ================== ===================  =================  ==================

                                     F-1 35

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Calvert
                                                                    -------------------------------------------------

                                                                                      Intl. Equity
                                                                    -------------------------------------------------
                                                                         2001              2000            1999
                                                                    ---------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $           162   $          ----   $      ----
   Mortality and expense risk charge                                             748              112           ----
                                                                    ---------------- ----------------- --------------
Net investment income(loss)                                                     (586)            (112)          ----
                                                                    ---------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      17,507            4,576           ----
   Net realized gain(loss) on sale of fund shares                             (5,366)            (837)          ----
                                                                    ---------------- ----------------- --------------
Net realized gain(loss)                                                       12,141            3,739           ----
                                                                    ---------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                              (33,565)          (6,476)          ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       (22,010)  $       (2,849)  $       ----
                                                                    ================ ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $         (586)  $          (112)  $       ----
  Net realized gain(loss)                                                     12,141            3,739           ----
  Net change in unrealized appreciation(depreciation)                        (33,565)          (6,476)          ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                           (22,010)          (2,849)          ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                        27,240            9,848           ----
   Subaccounts transfers (including fixed account), net                       98,533           47,623           ----
   Transfers for policyowner benefits and terminations                          (529)              60           ----
   Policyowner maintenance charges                                            (7,990)          (1,183)          ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                         117,254           56,348           ----
                                                                    ---------------- ----------------- --------------

Total increase(decrease) in net assets                                        95,244           53,499           ----
Net assets at beginning of period                                             53,499             ----           ----
                                                                    ---------------- ----------------- --------------
Net assets at end of period                                          $       148,743  $        53,499   $       ----
                                                                    ================ ================= ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 36

                                                      Calvert

---------------------------------------------------------------------------------------------------------------------

                         Mid Cap                                                   Small Cap
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $          ----      $         ----     $          ----    $          ----      $         ----     $          ----
            6,523                1,484               ----              4,194                  445               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
           (6,523)              (1,484)              ----             (4,194)                (445)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


           59,416               59,778               ----             14,242               12,978               ----
          (81,509)                (209)              ----              2,911               (3,729)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          (22,093)              59,569               ----             17,153                9,249               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          (86,318)             (96,220)              ----             55,869               (1,142)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $      (114,934)     $       (38,135)   $          ----    $        68,828      $         7,662    $          ----
===================  =================  ================== ===================  =================  ==================





  $        (6,523)     $        (1,484)    $         ----   $         (4,194)     $          (445)    $         ----
          (22,093)              59,569               ----             17,153                9,249               ----
          (86,318)             (96,220)              ----             55,869               (1,142)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

         (114,934)             (38,135)              ----             68,828                7,662               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


          195,303               25,375               ----            135,062                4,015               ----
          124,102              816,296               ----            340,143              338,533               ----
          (13,826)                 325               ----             (1,253)                 220               ----
          (69,383)             (12,021)              ----            (43,870)              (3,040)              ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          236,196              829,975               ----            430,082              339,728               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          121,262              791,840               ----            498,910              347,390               ----
          791,840                 ----               ----            347,390                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $       913,102      $       791,840     $         ----     $      846,300      $       347,390     $         ----
===================  =================  ================== ===================  =================  ==================

                                     F-1 37

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                    American Century
                                                                    -------------------------------------------------

                                                                                    Income & Growth
                                                                    -------------------------------------------------
                                                                         2001             2000             1999
                                                                    --------------- ------------------ --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $          606  $           ----   $       ----
   Mortality and expense risk charge                                          2,960              ----           ----
                                                                    --------------- ------------------ --------------
Net investment income(loss)                                                  (2,354)             ----           ----
                                                                    --------------- ------------------ --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       ----              ----           ----
   Net realized gain(loss) on sale of fund shares                            (6,407)             ----           ----
                                                                    --------------- ------------------ --------------
Net realized gain(loss)                                                      (6,407)             ----           ----
                                                                    --------------- ------------------ --------------

Change in unrealized appreciation(depreciation)                               6,285              ----           ----
                                                                    --------------- ------------------ --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       (2,476) $           ----   $       ----
                                                                    =============== ================== ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       (2,354) $           ----   $       ----
  Net realized gain(loss)                                                    (6,407)             ----           ----
  Net change in unrealized appreciation(depreciation)                         6,285              ----           ----
                                                                    --------------- ------------------ --------------
Net increase(decrease) in net assets resulting
   from operations                                                           (2,476)             ----           ----
                                                                    --------------- ------------------ --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                      124,527              ----           ----
   Subaccounts transfers (including fixed account), net                     896,788              ----           ----
   Transfers for policyowner benefits and terminations                      (16,073)             ----           ----
   Policyowner maintenance charges                                          (38,478)             ----           ----
                                                                    --------------- ------------------ --------------
Net increase(decrease) from policyowner transactions                        966,764              ----           ----
                                                                    --------------- ------------------ --------------

Total increase(decrease) in net assets                                      964,288              ----           ----
Net assets at beginning of period                                              ----              ----           ----
                                                                    --------------- ------------------ --------------
Net assets at end of period                                          $      964,288  $           ----   $       ----
                                                                    =============== ================== ==============


The accompanying notes are an integral part of these financial statements.

                                     F-1 38

                         Invesco                                                    Salomon
----------------------------------------------------------  ---------------------------------------------------------
                        Dynamics                                                    Capital
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

  $          ----      $          ----     $         ----    $         4,430      $          ----     $         ----
            2,471                 ----               ----              2,261                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
           (2,471)                ----               ----              2,169                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


             ----                 ----               ----              2,827                 ----               ----
         (102,901)                ----               ----             (3,916)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
         (102,901)                ----               ----             (1,089)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          (52,082)                ----               ----              1,052                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $      (157,454)     $         ----     $          ----    $         2,132      $         ----     $          ----
===================  =================  ================== ===================  =================  ==================





  $        (2,471)     $         ----     $          ----    $         2,169      $         ----     $          ----
         (102,901)                ----               ----             (1,089)                ----               ----
          (52,082)                ----               ----              1,052                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

         (157,454)                ----               ----              2,132                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


           63,648                 ----               ----            147,758                 ----               ----
          724,149                 ----               ----            581,276                 ----               ----
           (2,537)                ----               ----            (44,276)                ----               ----
          (27,329)                ----               ----            (36,599)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          757,931                 ----               ----            648,159                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          600,477                 ----               ----            650,291                 ----               ----
             ----                 ----               ----               ----                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $       600,477      $         ----     $          ----    $       650,291      $         ----     $          ----
===================  =================  ================== ===================  =================  ==================

                                     F-1 39

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                         Summit
                                                                    -----------------------------------------------

                                                                                       S&P MidCap
                                                                    -------------------------------------------------
                                                                           2001              2000            1999
                                                                    ---------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $           74   $          ----   $       ----
   Mortality and expense risk charge                                           1,298             ----           ----
                                                                    ---------------- ----------------- --------------
Net investment income(loss)                                                   (1,224)            ----           ----
                                                                    ---------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                          37             ----           ----
   Net realized gain(loss) on sale of fund shares                               (833)            ----           ----
                                                                    ---------------- ----------------- --------------
Net realized gain(loss)                                                         (796)            ----           ----
                                                                    ---------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                               37,013             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $        34,993  $          ----   $       ----
                                                                    ================ ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $        (1,224) $          ----   $       ----
  Net realized gain(loss)                                                       (796)            ----           ----
  Net change in unrealized appreciation(depreciation)                         37,013             ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                            34,993             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                        64,517             ----           ----
   Subaccounts transfers (including fixed account), net                      448,505             ----           ----
   Transfers for policyowner benefits and terminations                         2,241             ----           ----
   Policyowner maintenance charges                                           (18,060)            ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                         497,203             ----           ----
                                                                    ---------------- ----------------- --------------

Total increase(decrease) in net assets                                       532,196             ----           ----
Net assets at beginning of period                                               ----             ----           ----
                                                                    ---------------- ----------------- --------------
Net assets at end of period                                          $       532,196  $          ----   $       ----
                                                                    ================ ================= ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 40

                                                        Summit
---------------------------------------------------------------------------------------------------------------------

                    Russell Small Cap                                           Nasdaq-100 Index
---------------------------------------------------------- ----------------------------------------------------------
       2001                2000               1999                2001                2000               1999
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $           930      $          ----    $          ----    $          ----      $          ----     $         ----
              694                 ----               ----              3,183                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
              236                 ----               ----             (3,183)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


              424                 ----               ----               ----                 ----               ----
             (651)                ----               ----           (119,622)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
             (227)                ----               ----           (119,622)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

           23,488                 ----               ----            (90,592)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


  $        23,497      $         ----     $          ----    $      (213,397)     $         ----     $          ----
===================  =================  ================== ===================  =================  ==================





  $           236      $         ----     $          ----    $        (3,183)     $         ----     $          ----
             (227)                ----               ----           (119,622)                ----               ----
           23,488                 ----               ----            (90,592)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

           23,497                 ----               ----           (213,397)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------


           39,898                 ----               ----             63,981                 ----               ----
          228,815                 ----               ----          1,202,521                 ----               ----
            2,293                 ----               ----             (2,598)                ----               ----
          (11,390)                ----               ----            (68,815)                ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
          259,616                 ----               ----          1,195,089                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------

          283,113                 ----               ----            981,692                 ----               ----
             ----                 ----               ----               ----                 ----               ----
-------------------  -----------------  ------------------ -------------------  -----------------  ------------------
  $       283,113      $         ----     $          ----    $       981,692      $         ----     $          ----
===================  =================  ================== ===================  =================  ==================

                                     F-1 41

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                      Third Avenue
                                                                    -------------------------------------------------

                                                                                         Value
                                                                    -------------------------------------------------
                                                                         2001              2000            1999
                                                                    ---------------- ----------------- --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $         1,361  $          ----   $       ----
   Mortality and expense risk charge                                           8,909             ----           ----
                                                                    ---------------- ----------------- --------------
Net investment income(loss)                                                   (7,548)            ----           ----
                                                                    ---------------- ----------------- --------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       8,935             ----           ----
   Net realized gain(loss) on sale of fund shares                             (8,285)            ----           ----
                                                                    ---------------- ----------------- --------------
Net realized gain(loss)                                                          650             ----           ----
                                                                    ---------------- ----------------- --------------

Change in unrealized appreciation(depreciation)                              124,072             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) in net assets resulting
   from operations                                                   $       117,174  $          ----   $       ----
                                                                    ================ ================= ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $        (7,548)  $         ----   $       ----
  Net realized gain(loss)                                                        650             ----           ----
  Net change in unrealized appreciation(depreciation)                        124,072             ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) in net assets resulting
   from operations                                                           117,174             ----           ----
                                                                    ---------------- ----------------- --------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                       327,594             ----           ----
   Subaccounts transfers (including fixed account), net                    2,359,842             ----           ----
   Transfers for policyowner benefits and terminations                       (53,794)            ----           ----
   Policyowner maintenance charges                                          (117,076)            ----           ----
                                                                    ---------------- ----------------- --------------
Net increase(decrease) from policyowner transactions                       2,516,566             ----           ----
                                                                    ---------------- ----------------- --------------

Total increase(decrease) in net assets                                     2,633,740             ----           ----
Net assets at beginning of period                                               ----             ----           ----
                                                                    ---------------- ----------------- --------------
Net assets at end of period                                          $     2,633,740  $          ----   $       ----
                                                                    ================ ================= ==============

The accompanying notes are an integral part of these financial statements.

                                     F-1 42

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
             FOR THE PERIODS ENDED DECEMBER 31, 2001, 2000 AND 1999


1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company) and minority owned by AmerUs Life Insurance Company (AmerUs). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are fifty-four subaccounts available within the Account:

    Fidelity Management and Research                          Fidelity Management and Research
    Company (Advisor)                                         Company
      Fidelity (Fund)                                           Fidelity, continued
       * Equity-Income IC (Subaccount)                           * Asset Mgr. SC
          (Commenced March 6, 1987)                                 (Commenced November 29, 1999)
       * Equity-Income SC                                        * Asset Mgr. SC2
          (Commenced November 2, 1999)                              (Commenced November 26, 2001)
       * Equity-Income SC2                                       * Inv. Bond IC
          (Commenced November 28, 2001)                             (Commenced June 6, 1991)
       * Growth IC                                               * Inv. Bond SC2
          (Commenced March 6, 1987)                                 (Commenced November 8, 2001)
       * Growth SC                                               * Contrafund IC
          (Commenced November 2, 1999)                              (Commenced September 5, 1995)
       * Growth SC2                                              * Contrafund SC
          (Commenced November 28, 2001)                             (Commenced November 29, 1999)
       * High Income IC                                          * Contrafund SC2
          (Commenced March 6, 1987)                                 (Commenced November 23, 2001)
       * High Income SC                                          * Asset Mgr. Gr. IC
          (Commenced January 25, 2000)                              (Commenced September 13, 1995)
       * High Income SC2                                         * Asset Mgr. Gr. SC
          (Commenced December 3, 2001)                              (Commenced February 2, 2000)
       * Overseas IC                                             * Asset Mgr. Gr. SC2
          (Commenced March 6, 1987)                                 (Commenced December 26, 2001)
       * Overseas SC
          (Commenced December 7, 1999)                        Fred Alger Management, Inc.
       * Overseas SC2                                           Alger
          (Commenced November 14, 2001)                          * Balanced
       * Asset Mgr. IC                                              (Commenced June 28, 1993)
          (Commenced December 14, 1989)                          * Leveraged
                                                                    (Commenced September 13, 1995)

                                     F-1 43

1.  ORGANIZATION, continued

    Massachusetts Financial Services                          Calvert Asset Management Company, Inc.
    Company                                                    (See Note 4)
      MFS                                                       Calvert
       * Global Govern.                                          * Balanced
          (Commenced September 13, 1995)                            (Commenced May 8, 2000)
       * Utilities                                               * Intl. Equity
          (Commenced October 18, 1995)                              (Commenced July 20, 2000)
       * New Discovery                                           * Mid Cap
          (Commenced November 12, 1999)                             (Commenced June 13, 2000)
                                                                 * Small Cap
    Morgan Stanley Asset Management                                 (Commenced June 13, 2000)
      Morgan Stanley
       * Asian Equity                                         American Century Investment
          (Commenced April 22, 1997)                          Management, Inc.
          (Ceased Business April 30, 2001)                      American Century
       * Emerging Markets                                        * Income & Growth
          (Commenced April 8, 1997)                                 (Commenced January 31, 2001)
       * Global Equity
          (Commenced April 17, 1997)                          INVESCO Funds Group, Inc.
       * Intl. Magnum                                           Invesco
          (Commenced April 7, 1997)                              * Dynamics
       * U.S. Real Estate                                           (Commenced January 19, 2001)
          (Commenced April 28, 1997)
                                                              Salomon Brothers Asset Management Inc.
    Ameritas Investment Corp. (See Note 4)                      Salomon
      Ameritas                                                   * Capital
       * Emerging Growth                                            (Commenced January 31, 2001)
          (Commenced October 29,1999)
       * Growth                                               Summit Investment Partners, Inc.
          (Commenced October 29,1999)                           Summit
       * Growth with Income                                      * S&P MidCap
          (Commenced October 29,1999)                               (Commenced February 13, 2001)
       * Income and Growth                                       * Russell Small Cap
          (Commenced October 29,1999)                               (Commenced February 8, 2001)
       * Index 500                                               * Nasdaq-100 Index
          (Commenced October 29,1999)                               (Commenced January 19, 2001)
       * MidCap
          (Commenced October 29,1999)                         EQSF Advisers, Inc.
       * Money Market                                           Third Avenue
          (Commenced October 28,1999)                            * Value
       * Research                                                   (Commenced January 2, 2001)
          (Commenced October 29,1999)
       * Small Cap
          (Commenced October 29,1999)
       * Micro Cap
          (Commenced January 5, 2001)
       * Select
          (Commenced January 5, 2001)

                                     F-1 44

    SUBSTITUTIONS
    Pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a portfolio of Fidelity Money Market were transferred to the Money Market subaccount of the Ameritas portfolio as of October 28, 1999. Also, as of October 29, 1999 pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a portfolio of Fidelity Index 500 I-Class were transferred to the Index 500 subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management Growth were transferred to the Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management Income and Growth were transferred to the Income and Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management Small Capitalization Fund were transferred to the Small Cap subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of Alger Management MidCap Growth were transferred to the MidCap Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of MFS Co. Emerging Growth Series were transferred to the Emerging Growth subaccount of the Ameritas portfolio; all policyowner funds invested in a portfolio of MFS Co. Research Series was transferred to the Research subaccount of the Ameritas portfolio; and all policyowner funds invested in a portfolio of MFS Co. Growth with Income Series were transferred to the Growth with Income subaccount of the Ameritas portfolio.

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, AVLIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

                                     F-1 45

3.  CHARGES

    AVLIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option, which is not reflected in this separate account.

4.  RELATED PARTIES

    During October 1999, AVLIC established a variable insurance trust (VIT) which contains the Ameritas subaccounts. The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the periods ended December 31, 2001, 2000 and 1999, these subaccounts incurred advisory fees of approximately $773,000, $894,000 and $119,000, respectively, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided sub-advisory and administrative services to these subaccounts during 2001, 2000 and 1999 of approximately $134,000, $125,000 and $25,000, respectively.

    Calvert Asset Management Company, Inc., an affiliate of AVLIC, serves as an investment advisor to the Calvert subaccounts.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:

                                                                                   Purchases             Sales
                                                                                -----------------   -----------------
     Fidelity:
       Equity-Income IC                                                          $      8,168,596     $     6,688,042
       Equity-Income SC                                                                   169,419              37,929
       Equity-Income SC2                                                                    2,314                 198
       Growth IC                                                                       13,093,297          10,248,013
       Growth SC                                                                          225,479              45,019
       Growth SC2                                                                           3,120                 237
       High Income IC                                                                  11,137,353           7,894,161
       High Income SC                                                                   1,940,076           1,753,785
       High Income SC2                                                                      3,460                 ---
       Overseas IC                                                                      6,816,322           5,088,006
       Overseas SC                                                                         69,982              36,605
       Overseas SC2                                                                           327                   6
       Asset Mgr. IC                                                                    2,990,464           2,725,693
       Asset Mgr. SC                                                                      101,185              75,425
       Asset Mgr. SC2                                                                      10,184                  22
       Inv. Bond IC                                                                    11,458,486           2,950,018
       Inv. Bond SC2                                                                       18,508                 161
       Contrafund IC                                                                    3,252,228           1,845,514
       Contrafund SC                                                                      156,950              40,165
       Contrafund SC2                                                                      17,379                  97
       Asset Mgr. Gr. IC                                                                1,091,526             602,487
       Asset Mgr. Gr. SC                                                                   12,502                 515
       Asset Mgr. Gr. SC2                                                                     658                 ---

                                     F-1 46


                                                                                   Purchases             Sales
                                                                                -----------------   -----------------
     Alger:
       Balanced                                                                  $      2,204,774     $     1,291,655
       Leveraged                                                                        4,759,398           3,483,941

     MFS:
       Global Govern.                                                                     989,593           1,189,986
       Utilities                                                                        3,587,696           1,102,329
       New Discovery                                                                    1,761,786           1,144,979

     Morgan Stanley:
       Asian Equity                                                                            75             616,582
       Emerging Markets                                                                 5,558,665           5,144,942
       Global Equity                                                                    1,213,492             709,442
       Intl. Magnum                                                                       609,491             598,409
       U.S. Real Estate                                                                 1,006,795             610,840

     Ameritas:
       Emerging Growth                                                                  4,994,859           3,968,131
       Growth                                                                           4,121,640           4,380,457
       Growth with Income                                                               1,952,462           1,368,789
       Income and Growth                                                                3,274,141           2,322,981
       Index 500                                                                        5,362,186           3,275,967
       MidCap                                                                           4,380,969           3,468,720
       Money Market                                                                    55,862,102          49,837,936
       Research                                                                         1,349,040             815,796
       Small Cap                                                                        6,718,532           6,176,698
       Micro Cap                                                                        1,412,572              63,512
       Select                                                                           2,567,076             310,393

     Calvert:
       Balanced                                                                           578,237             118,099
       Intl. Equity                                                                       172,182              38,006
       Mid Cap                                                                            673,280             384,190
       Small Cap                                                                          582,691             142,560

     American Century:
       Income & Growth                                                                  1,055,240              90,831

     Invesco:
       Dynamics                                                                         1,320,900             565,440

     Salomon:
       Capital                                                                            753,066              99,910

     Summit:
       S&P MidCap                                                                         506,933              10,916
       Russell Small Cap                                                                  288,057              27,781

                                     F-1 47

                                                                                   Purchases             Sales
                                                                                -----------------   -----------------
Summit, continued:
     Nasdaq-100 Index                                                             $     1,644,889     $       452,983
     Third Avenue:                                                                      2,633,976             116,023
       Value

6.  UNIT VALUES
    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity:
Equity-Income IC
2001                        28.55   47.27       739,280     29,303,630     1.73     0.70    1.20    (6.09)   (5.62)

Equity-Income SC
2001                        22.50   25.87         6,824        175,813      .86     0.90    0.90    (5.94)   (5.94)

Equity-Income SC2
2001                        22.58   22.58            95          2,155     ----     0.70    0.70     2.94     2.94

Growth IC
2001                        50.11   62.70       820,789     48,197,582      .08     0.70    1.20   (18.64)  (18.22)

Growth SC
2001                        33.22   39.32         8,825        346,256     ----     0.90    0.90   (18.47)  (18.47)

Growth SC2
2001                        33.32   33.32            87          2,896     ----     0.70    0.70     1.92     1.92

High Income IC
2001                         9.24   20.97       502,467      7,174,769    13.20     0.70    1.20   (12.79)  (12.35)

High Income SC
2001                         6.35    7.56         6,977         52,276      .76     0.90    0.90   (12.69)  (12.69)

High Income SC2
2001                         6.36    6.36           545          3,465     ----     0.70    0.70    (0.06)   (0.06)

                                     F-1 48

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min    Max
Fidelity, continued:
Overseas IC
2001                        18.92   21.80       594,496     12,241,284     5.96     0.70    1.20   (22.12)  (21.72)

Overseas SC
2001                        13.77   17.10         6,536        107,989     5.22     0.90    0.90   (21.99)  (21.98)

Overseas SC2
2001                        13.80   13.80            24            324     ----     0.70    0.70     0.49     0.49

Asset Mgr. IC
2001                        20.39   28.71       949,603     26,084,073     4.32     0.70    1.20    (5.23)   (4.76)

Asset Mgr. SC
2001                        14.37   16.76         7,099        116,776     3.84     0.90    0.90    (5.10)   (5.05)

Asset Mgr. SC2
2001                        14.35   14.35           716         10,276     ----     0.70    0.70     0.07     0.07

Inv. Bond IC
2001                        12.83   20.53       952,845     14,226,831     2.25     0.70    1.20     7.16     7.70

Inv. Bond SC2
2001                        12.81   12.81         1,440         18,430     ----     0.70    0.70    (1.94)   (1.94)

Contrafund IC
2001                        25.36   26.29       758,024     19,550,919      .80     0.70    1.20   (13.29)  (12.85)

Contrafund SC
2001                        19.90   23.35        12,178        279,891      .56     0.90    0.90   (13.28)  (13.15)

Contrafund SC2
2001                        19.97   19.97           880         17,578     ----     0.70    0.70     2.10     2.10

Asset Mgr. Gr. IC
2001                        17.27   19.20       200,826      3,632,184     3.04     0.70    1.20    (8.50)   (8.03)

Asset Mgr. Gr. SC
2001                        12.42   14.53         1,100         15,768     1.46     0.90    0.90    (8.68)   (8.33)

Asset Mgr. Gr. SC2
2001                        12.43   12.43            53            659     ----     0.70    0.70     1.06     1.06

                                     F-1 49


                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Alger:
Balanced
2001                        13.07   28.26       341,289      7,012,798     1.46     0.70    1.20    (3.10)   (0.40)

Leveraged
2001                        31.57   39.74       438,930     17,275,718     ----     0.70    1.20   (16.94)    4.16

MFS:
Global Govern.
2001                        10.09   12.62        57,066        673,929     3.43     0.70    1.20     0.46     4.02

Utilities
2001                        15.94   24.77       312,494      6,990,658     3.25     0.70    1.20   (25.12)   (1.81)

New Discovery
2001                        15.25   16.13       281,965      4,532,447     ----     0.70    1.20    (6.16)   13.33

Morgan Stanley:
Emerging Markets
2001                         6.63    8.02       293,594      2,334,676     ----     0.70    1.20    (7.61)    2.94

Global Equity
2001                        12.19   14.20       246,734      3,476,134     1.09     0.70    1.20    (8.15)    2.12

Intl. Magnum
2001                         9.44   10.04       164,340      1,633,829      .48     0.70    1.20   (20.26)    1.25

U.S. Real Estate
2001                        12.08   14.22       145,417      2,051,449     4.21     0.70    1.20     4.67     9.08

Ameritas:
Emerging Growth
2001                        18.55   19.36       716,605     13,711,220     ----     0.70    1.20   (36.44)    2.72

Growth
2001                        47.34   66.28       460,660     29,527,532      .04     0.70    1.20   (13.17)    0.65

Growth with Income
2001                        17.44   17.74       235,263      4,153,877      .61     0.70    1.20   (16.81)    1.26

Income and Growth
2001                        14.08   46.52       462,327     12,013,598      .49     0.70    1.20   (16.40)    0.25

                                     F-1 50

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Ameritas, continued:
Index 500
2001                       130.06  143.15       193,990     26,769,623     1.44     0.70    1.20   (13.46)    2.67

MidCap
2001                        31.98   42.50       498,157     20,928,194     ----     0.70    1.20    (8.47)    7.91

Money Market
2001                         1.00    1.91    16,460,335     22,505,087     3.85     0.70    1.20     0.24     3.21

Research
2001                        16.68   17.51       244,966      4,249,655     ----     0.70    1.20   (21.82)    2.04

Small Cap
2001                        29.14   40.63       440,182     17,683,260     ----     0.70    1.20   (28.14)    8.82

Micro Cap
2001                        19.69   19.84        71,482      1,411,217     ----     0.70    0.90     7.55    32.07

Select
2001                        17.68   17.82       128,850      2,283,915     ----     0.70    0.90     3.28    15.51

Calvert:
Balanced
2001                         1.76    1.94       250,679        482,954     8.18     0.70    1.20    (8.05)    0.02

Intl. Equity
2001                        12.84   15.79         9,451        148,743      .16     0.70    1.20   (25.64)    1.08

Mid Cap
2001                        25.51   29.13        31,428        913,102     ----     0.70    1.20   (13.22)    2.16

Small Cap
2001                        14.80   15.48        54,762        846,300     ----     0.70    1.20     8.37    15.34

American Century:
Income & Growth
2001                         6.41    6.47       149,390        964,288      .15     0.70    0.90   (11.43)    3.25

Invesco:
Dynamics
2001                        12.47   13.14        47,481        600,477     ----     0.70    0.90   (28.17)    4.41

                                     F-1 51

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Salomon:
Capital
2001                        15.16   15.30        42,559        650,291     1.43     0.70    0.90    (6.76)   10.13

Summit:
S&P MidCap
2001                         9.29   11.69        49,870        532,196      .04     0.70    0.90    (7.30)    2.48

Russell Small Cap
2001                         9.60   10.08        28,678        283,113      .90     0.70    0.90    (5.87)    3.07

Nasdaq-100 Index
2001                         4.43    4.46       221,670        981,692     ----     0.70    0.90   (41.47)   (4.13)

Third Avenue:
Value
2001                        17.11   17.19       153,406      2,633,740      .11     0.70    0.90     4.17    15.87


7.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity:
     Equity-Income IC
     Units issued                                      400,324                   315,664                   292,235
     Units redeemed                                   (394,722)                 (341,597)                 (278,761)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             5,602                   (25,933)                   13,474
                                            ===================       ====================      ====================

     Equity-Income SC
     Units issued                                        7,327                     2,323                        24
     Units redeemed                                     (2,623)                     (227)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             4,704                     2,096                        24
                                            ===================       ====================      ====================

     Equity-Income SC2
     Units issued                                          104                      ----                      ----
     Units redeemed                                         (9)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                95                      ----                      ----
                                            ===================       ====================      ====================

     Growth IC
     Units issued                                      543,688                   461,735                   375,289
     Units redeemed                                   (548,149)                 (433,103)                 (327,321)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            (4,461)                   28,632                    47,968
                                            ===================       ====================      ====================

                                    F-1 52

                                                     2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity, continued:
     Growth SC
     Units issued                                        7,831                     5,896                       363
     Units redeemed                                     (3,657)                   (1,606)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             4,174                     4,290                       363
                                            ===================       ====================      ====================

     Growth SC2
     Units issued                                           95                      ----                      ----
     Units redeemed                                         (8)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                87                      ----                      ----
                                            ===================       ====================      ====================

     High Income IC
     Units issued                                    2,082,657                   340,021                 1,096,648
     Units redeemed                                 (1,911,913)                 (340,972)               (1,154,404)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           170,744                      (951)                  (57,756)
                                            ===================       ====================      ====================

     High Income SC
     Units issued                                      263,244                     4,288                      ----
     Units redeemed                                   (260,381)                     (174)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             2,863                     4,114                      ----
                                            ===================       ====================      ====================

     High Income SC2
     Units issued                                          564                      ----                      ----
     Units redeemed                                        (19)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               545                      ----                      ----
                                            ===================       ====================      ====================

     Overseas IC
     Units issued                                    1,248,475                 1,502,035                 1,743,762
     Units redeemed                                 (1,263,750)               (1,438,192)               (1,817,242)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           (15,275)                   63,843                   (73,480)
                                            ===================       ====================      ====================

     Overseas SC
     Units issued                                        4,213                     7,371                         2
     Units redeemed                                     (2,648)                   (2,401)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             1,565                     4,970                         2
                                            ===================       ====================      ====================

     Overseas SC2
     Units issued                                           24                      ----                      ----
     Units redeemed                                       ----                      ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                24                      ----                      ----
                                            ===================       ====================      ====================

     Asset Mgr. IC
     Units issued                                      215,475                   202,246                   224,590
     Units redeemed                                   (250,223)                 (291,256)                 (279,205)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           (34,748)                  (89,010)                  (54,615)
                                            ===================       ====================      ====================

                                     F-1 53


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity, continued:
     Asset Mgr. SC
     Units issued                                        6,635                     8,968                        23
     Units redeemed                                     (5,079)                   (3,446)                       (2)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             1,556                     5,522                        21
                                            ===================       ====================      ====================

     Asset Mgr. SC2
     Units issued                                          718                      ----                      ----
     Units redeemed                                         (2)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               716                      ----                      ----
                                            ===================       ====================      ====================

     Inv. Bond IC
     Units issued                                    1,037,096                   266,447                   252,427
     Units redeemed                                   (373,725)                 (210,065)                 (282,178)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           663,371                    56,382                   (29,751)
                                            ===================       ====================      ====================

     Inv. Bond SC2
     Units issued                                        1,495                      ----                      ----
     Units redeemed                                        (55)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             1,440                      ----                      ----
                                            ===================       ====================      ====================

     Contrafund IC
     Units issued                                      410,246                   395,490                   379,774
     Units redeemed                                   (380,137)                 (316,114)                 (256,290)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            30,109                    79,376                   123,484
                                            ===================       ====================      ====================

     Contrafund SC
     Units issued                                        8,133                     7,955                       301
     Units redeemed                                     (3,095)                   (1,113)                       (1)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             5,038                     6,842                       300
                                            ====================      ===================       ====================

     Contrafund SC2
     Units issued                                          890                      ----                      ----
     Units redeemed                                        (10)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               880                      ----                      ----
                                            ===================       ====================      ====================

     Asset Mgr. Gr. IC
     Units issued                                      101,045                    86,072                    95,269
     Units redeemed                                    (86,886)                  (89,153)                  (69,512)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            14,159                    (3,081)                   25,757
                                            ===================       ====================      ====================

     Asset Mgr. Gr. SC
     Units issued                                          947                       270                      ----
     Units redeemed                                        (95)                      (23)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               852                       247                      ----
                                            ===================       ====================      ====================

                                     F-1 54


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Fidelity, continued:

     Asset Mgr. Gr. SC2
     Units issued                                           53                      ----                      ----
     Units redeemed                                       ----                      ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                                53                      ----                      ----
                                            ===================       ====================      ====================

     Alger:
     Balanced
     Units issued                                      217,912                   206,160                   154,071
     Units redeemed                                   (175,069)                 (116,338)                  (77,753)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            42,843                    89,822                    76,318
                                            ===================       ====================      ====================

     Leveraged
     Units issued                                      286,000                   444,023                   367,520
     Units redeemed                                   (271,905)                 (355,252)                 (186,114)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            14,095                    88,771                   181,406
                                            ===================       ====================      ====================

     MFS:
     Global Govern.
     Units issued                                      134,005                   128,507                    73,804
     Units redeemed                                   (153,737)                  (88,022)                  (86,730)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           (19,732)                   40,485                   (12,926)
                                            ===================       ====================      ====================

     Utilities
     Units issued                                      221,578                   170,552                   151,416
     Units redeemed                                   (160,194)                 (115,669)                 (101,817)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            61,384                    54,883                    49,599
                                            ===================       ====================      ====================

     New Discovery
     Units issued                                      214,178                   357,016                     8,741
     Units redeemed                                   (183,978)                 (113,854)                     (139)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            30,200                   243,162                     8,602
                                            ===================       ====================      ====================

     Morgan Stanley:
     Asian Equity
     Units issued                                       12,034                   668,113                   256,066
     Units redeemed                                   (140,106)                 (657,712)                 (202,533)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                          (128,072)                   10,401                    53,533
                                            ===================       ====================      ====================

     Emerging Markets
     Units issued                                      892,706                   333,845                   264,842
     Units redeemed                                   (829,240)                 (257,572)                 (223,385)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            63,466                    76,273                    41,457
                                           ===================       ====================      ====================


                                     F-1 55


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Morgan Stanley, continued:
     Global Equity
     Units issued                                      179,857                   186,047                   164,502
     Units redeemed                                   (146,454)                 (165,674)                 (127,808)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            33,403                    20,373                    36,694
                                            ====================      ===================       ====================

     Intl. Magnum
     Units issued                                      160,960                   230,007                   151,394
     Units redeemed                                   (158,268)                 (191,648)                 (109,068)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             2,692                    38,359                    42,326
                                            ===================       ====================
                                                                                                ====================

     U.S. Real Estate
     Units issued                                      136,241                   149,778                    76,330
     Units redeemed                                   (112,515)                 (114,940)                  (72,431)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            23,726                    34,838                     3,899
                                            ===================       ====================      ====================

     Ameritas:
     Emerging Growth
     Units issued                                      680,661                   522,210                   439,400
     Units redeemed                                   (673,515)                 (437,873)                 (379,721)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             7,146                    84,337                    59,679
                                            ===================       ====================      ====================

     Growth
     Units issued                                      257,366                   227,443                   254,952
     Units redeemed                                   (257,203)                 (178,810)                 (191,269)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                               163                    48,633                    63,683
                                            ===================       ====================      ====================

     Growth with Income
     Units issued                                      228,811                   144,382                   214,693
     Units redeemed                                   (200,163)                 (118,163)                 (208,398)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            28,648                    26,219                     6,295
                                            ===================       ====================      ====================

     Income and Growth
     Units issued                                      278,583                   253,391                   224,115
     Units redeemed                                   (237,511)                 (155,504)                 (154,270)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            41,072                    97,887                    69,845
                                            ===================       ====================      ====================

     Index 500
     Units issued                                      115,278                   112,821                   121,731
     Units redeemed                                   (107,653)                  (96,803)                  (83,317)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             7,625                    16,018                    38,414
                                            ===================       ====================      ====================

     MidCap
     Units issued                                      289,874                   406,499                   215,899
     Units redeemed                                   (290,305)                 (294,800)                 (187,382)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                              (431)                  111,699                    28,517
                                            ===================       ====================      ====================

                                     F-1 56


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     Ameritas, continued:
     Money Market
     Units issued                                  100,178,358                87,732,721                85,248,552
     Units redeemed                                (95,041,570)              (89,797,434)              (79,932,183)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                         5,136,788                (2,064,713)                5,316,369
                                            ===================       ====================      ====================

     Research
     Units issued                                      165,199                   174,536                   157,984
     Units redeemed                                   (145,744)                 (132,066)                 (129,735)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            19,455                    42,470                    28,249
                                            ===================       ====================      ====================

     Small Cap
     Units issued                                      707,194                   424,613                   362,075
     Units redeemed                                   (691,087)                 (409,826)                 (368,450)
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            16,107                    14,787                    (6,375)
                                            ===================       ====================      ====================

     Micro Cap
     Units issued                                      103,758                      ----                      ----
     Units redeemed                                    (32,276)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            71,482                      ----                      ----
                                            ====================      ===================       ====================

     Select
     Units issued                                      198,372                      ----                      ----
     Units redeemed                                    (69,522)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           128,850                      ----                      ----
                                            ===================       ====================      ====================

     Calvert:
     Balanced
     Units issued                                      324,017                    31,864                      ----
     Units redeemed                                    (98,702)                   (6,499)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           225,315                    25,365                      ----
                                            ===================       ====================      ====================

     Intl. Equity
     Units issued                                       10,518                     3,028                      ----
     Units redeemed                                     (3,601)                     (495)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             6,917                     2,533                      ----
                                            ===================       ====================      ====================

     Mid Cap
     Units issued                                       29,928                    32,956                      ----
     Units redeemed                                    (22,234)                   (9,222)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                             7,694                    23,734                      ----
                                            ===================       ====================      ====================

     Small Cap
     Units issued                                       52,731                    29,253                      ----
     Units redeemed                                    (22,680)                   (4,542)                     ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            30,051                    24,711                      ----
                                            ===================       ====================      ====================

                                     F-1 57


                                                   2001                      2000                      1999
                                            -------------------       --------------------      --------------------
     American Century:

     Income & Growth
     Units issued                                      214,655                      ----                      ----
     Units redeemed                                    (65,265)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           149,390                      ----                      ----
                                            ===================       ====================      ====================

     Invesco:
     Dynamics
     Units issued                                       99,718                      ----                      ----
     Units redeemed                                    (52,237)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            47,481                      ----                      ----
                                            ===================       ====================      ====================

     Salomon:
     Capital
     Units issued                                       61,505                      ----                      ----
     Units redeemed                                    (18,946)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            42,559                      ----                      ----
                                            ===================       ====================      ====================

     Summit:
     S&P MidCap
     Units issued                                       58,828                      ----                      ----
     Units redeemed                                     (8,958)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            49,870                      ----                      ----
                                            ===================       ====================      ====================

     Russell Small Cap
     Units issued                                       34,571                      ----                      ----
     Units redeemed                                     (5,893)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                            28,678                      ----                      ----
                                            ===================       ====================      ====================

     Nasdaq-100 Index
     Units issued                                      339,012                      ----                      ----
     Units redeemed                                   (117,342)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           221,670                      ----                      ----
                                            ===================       ====================      ====================

     Third Avenue:
     Value
     Units issued                                      220,202                      ----                      ----
     Units redeemed                                    (66,796)                     ----                      ----
                                            -------------------       --------------------      --------------------
     Net increase (decrease)                           153,406                      ----                      ----
                                            ===================       ====================      ====================

8.  ACCOUNTING PRONOUNCEMENT

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This guide has no impact on the underlying value of the net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-1 58

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2001 and 2000, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-II 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31

                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                                    ASSETS

Investments:
    Fixed maturity securities, available for sale (amortized cost
       $197,116 - 2001 and $141,027  - 2000)                                    $        199,551    $       139,933
    Equity securities (amortized cost
       $2,031 - 2001 and $2,031 - 2000)                                                    1,960              1,745
    Mortgage loans on real estate                                                          2,907              2,091
    Loans on insurance policies                                                           29,391             23,186
                                                                               -----------------  ------------------
                                   Total Investments                                     233,809            166,955
                                                                               -----------------  ------------------

Cash and cash equivalents                                                                 46,927             18,347
Accrued investment income                                                                  3,487              2,873
Reinsurance receivable-affiliate                                                             519              9,870
Reinsurance recoverable                                                                    1,369              2,414
Prepaid reinsurance premiums                                                               4,100              4,542
Deferred policy acquisition costs                                                        164,234            160,827
Federal income tax receivable                                                              3,228              4,161
Other                                                                                      3,080              2,705
Separate accounts                                                                      1,936,397          2,262,680
                                                                               -----------------  ------------------
                                   Total Assets                                  $     2,397,150    $     2,635,374
                                                                               =================  ==================



















The accompanying notes are an integral part of these financial statements.

                                     F-II 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31

                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES

Policy and contract reserves                                                    $          4,924    $         3,323
Policy and contract claims                                                                   251              2,831
Accumulated contract values                                                              321,867            242,471
Unearned policy charges                                                                    2,762              2,390
Unearned reinsurance ceded allowance                                                       3,758              3,946
Deferred federal income tax payable                                                       10,643              6,846
Accounts payable - affiliates                                                              1,811              4,199
Other                                                                                      4,162              2,550
Separate accounts                                                                      1,936,397          2,262,680
                                                                               -----------------  ------------------
                                        Total Liabilities                        $     2,286,575    $     2,531,236
                                                                               -----------------  ------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY

Common stock, par value $100 per share; authorized
    50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                                58,370             58,370
Retained earnings                                                                         47,822             41,950
Accumulated other comprehensive income (loss)                                                383               (182)
                                                                               -----------------  ------------------
                                        Total Stockholder's Equity              $        110,575    $       104,138
                                                                               -----------------  ------------------
                                        Total                                   $      2,397,150    $     2,635,374
                                                                               =================  ==================














The accompanying notes are an integral part of these financial statements.



                                     F-II 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                          Years Ended December 31
                                                           ---------------------------------------------------------
                                                                 2001                2000               1999
                                                           -----------------   ----------------- -------------------
INCOME:
Insurance revenues:
  Contract charges                                          $         62,172    $         61,627  $          51,834
  Premium-reinsurance ceded                                          (11,489)             (9,135)            (8,253)
  Reinsurance ceded allowance                                          4,519               4,223              3,594

Investment revenues:
    Investment income, net                                            13,550              11,864             13,970
    Realized gains(losses), net                                          230                (973)            (1,786)

  Other                                                                3,246               1,790              2,521
                                                           -----------------   ----------------- -------------------

                                                                      72,228              69,396             61,880
                                                           -----------------   ----------------- -------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                     3,088               2,357              2,805
    Interest credited                                                 13,272              11,076             12,548
    Change in policy and contract reserves                             1,601                 784                633
    Other                                                                153                 226                  -
  Sales and operating expenses                                        26,808              22,711             22,277
  Amortization of deferred policy acquisition costs                   21,734              25,306             12,760
                                                           -----------------   ----------------- -------------------

                                                                      66,656              62,460             51,023
                                                           -----------------   ----------------- -------------------

Income before federal income taxes                                     5,572               6,936             10,857

Income taxes - current                                                (3,793)               (693)             4,898
Income taxes - deferred                                                3,493                (289)              (639)
                                                           -----------------   ----------------- -------------------

     Total income taxes                                                 (300)               (982)             4,259
                                                           -----------------   ----------------- -------------------

Net income                                                  $          5,872    $          7,918  $           6,598
                                                           =================   ================= ===================







The accompanying notes are an integral part of these financial statements.

                                     F-II 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                            Years Ended December 31
                                                             -------------------------------------------------------
                                                                   2001              2000               1999
                                                            ------------------ ----------------  ------------------

Net income                                                    $        5,872     $        7,918    $        6,598
Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities:
        Unrealized holding gains (losses) arising during
          period (net of deferred tax expense (benefit)
          of $385, $70 and ($1,610) for 2001,
          2000 and 1999 respectively)                                    714                130            (2,990)
        Reclassification adjustment for (gains) losses
          included in net income (net of deferred tax
          benefit (expense) of $(80), $340 and $625
          for 2001, 2000 and 1999 respectively)                         (149)               633             1,161
                                                             ------------------ ----------------  ------------------
      Other comprehensive income (loss)                                  565                763            (1,829)
                                                             ------------------ ----------------  ------------------

Comprehensive income                                          $        6,437     $        8,681    $        4,769
                                                             ================== ================  ==================

























The accompanying notes are an integral part of these financial statements.



                                     F-II 5

                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                                 (in thousands, except shares)



                                                                                                         Accumulated
                                                            Common Stock      Additional                  Other
                                                  ------------------------    Paid - in     Retained   Comprehensive
                                                   Shares         Amount       Capital      Earnings    Income(loss)     Total
                                                  -----------  ----------    ----------    ----------  -------------   ----------

BALANCE, January 1, 1999                             40,000    $   4,000   $     40,370   $   27,434    $    884     $   72,688

  Net unrealized investment loss, net                     -            -              -            -      (1,829)        (1,829)

  Capital contribution                                    -            -          2,500            -           -          2,500

  Net income                                              -            -              -        6,598           -          6,598
                                                 ----------    ----------    ----------    ----------  ------------    ---------

BALANCE, December 31, 1999                           40,000        4,000         42,870       34,032        (945)        79,957

  Net unrealized investment gain, net                     -            -              -            -         763            763

  Capital contribution                                    -            -         15,500            -           -         15,500

  Net income                                              -            -              -        7,918           -          7,918
                                                 -----------   ----------    -----------   ----------  ------------    ---------

BALANCE, December 31, 2000                           40,000        4,000         58,370       41,950        (182)       104,138

  Net unrealized investment gain, net                     -            -              -            -         565            565

  Net income                                              -            -              -        5,872           -          5,872
                                                 -----------   ----------    -----------   ----------  ------------    ---------

BALANCE, December 31, 2001                           40,000    $   4,000     $   58,370   $   47,822    $    383     $  110,575
                                                 ===========   ==========   ============ ============  ============ ==============


The accompanying notes are an integral part of these financial statements.



                                     F-II 6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31

                                                                  --------------------------------------------------
                                                                         2001            2000              1999
                                                                  --------------- ----------------  ----------------
OPERATING ACTIVITIES:
Net Income                                                         $       5,872   $        7,918    $       6,598
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Amortization of deferred policy acquisition costs                    21,734           25,306           12,760
     Policy acquisition costs deferred                                   (28,014)         (36,440)         (39,491)
     Interest credited to contract values                                 13,272           11,076           12,548
     Amortization of discounts or premiums                                  (130)             (52)              67
     Net gains on other invested assets                                        -                -           (2,830)
     Net realized (gains) losses on investment transactions                 (230)             973            1,786
     Deferred income taxes                                                 3,493             (289)            (639)
     Change in assets and liabilities:
       Accrued investment income                                            (614)            (431)             (17)
       Reinsurance receivable-affiliate                                    9,351           26,051                -
       Reinsurance recoverable                                             1,045           (2,071)             302
       Prepaid reinsurance premium                                           442             (854)            (587)
       Federal income tax receivable                                         933           (7,083)             (19)
       Other assets                                                         (375)             135           (1,145)
       Policy and contract reserves                                        1,601              784              633
       Policy and contract claims                                         (2,580)           1,886              130
       Unearned policy charges                                               372              360              216
       Unearned reinsurance ceded allowance                                 (188)               4              346
       Other liabilities                                                    (776)          (7,175)           5,838
                                                                  --------------- ----------------  ----------------
  Net cash from operating activities                                      25,208           20,098           (3,504)
                                                                  --------------- ----------------  ----------------

INVESTING ACTIVITIES:

Purchase of fixed maturity securities available for sale                 (81,138)         (29,350)         (48,474)
Purchase of mortgage loans on real estate                                 (1,000)            (855)          (1,400)
Purchase of equity securities                                             (4,000)               -                -
Purchase of other invested assets                                              -                -           (1,252)
Proceeds from maturities or repayment of fixed
 maturity securities available for sale                                   13,867           14,127           11,242
Proceeds from sales of fixed maturity securities
  available for sale                                                      10,814            2,842            7,762
Proceeds from repayments of mortgage loans on
  real estate                                                                181              154                -
Proceeds from the sale of equity securities                                4,729                -                -
Proceeds from the sale of other invested assets                                -                -            1,162
Net change in loans on insurance policies                                 (6,205)          (6,687)          (5,550)
                                                                  --------------- ----------------  ----------------
  Net cash from investing activities                                     (62,752)         (19,769)         (36,510)
                                                                  --------------- ----------------  ----------------

The accompanying notes are an integral part of these financial statements.

                                     F-II 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2001              2000             1999
                                                                  ---------------- ----------------- ---------------

FINANCING ACTIVITIES:
Capital contribution                                               $            -   $      15,500     $      2,500
Net change in accumulated contract values                                  66,124          (9,452)          37,473
                                                                  ---------------- ----------------- ---------------
  Net cash from financing activities                                       66,124           6,048           39,973
                                                                  ---------------- ----------------- ---------------

INCREASE(DECREASE) IN CASH AND
  CASH EQUIVALENTS                                                         28,580           6,377              (41)

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                      18,347          11,970           12,011
                                                                  ---------------- ----------------- ---------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                         $       46,927   $      18,347     $     11,970
                                                                  ================ ================= ===============
Supplemental cash flow information:

Cash (refunded) paid for income taxes                              $       (4,726)  $       6,390     $      4,917























The accompanying notes are an integral part of these financial statements.

                                     F-II 8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interest held by AmerUs Life Insurance Company (AmerUs). ALIC is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2001, 2000 and 1999, and the associated interest income were not material.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.


                                     F-II 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)
--------------------------------------------------------------------------------

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to contractholders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.



                                    F-II 10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)
--------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS, (continued)

A roll-forward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                                       December 31
                                                                       ---------------------------------------------
                                                                              2001           2000            1999
---------------------------------------------------------------------- -------------- -------------- ---------------
     Beginning balance                                                  $    160,827   $    152,297   $    121,236
     Acquisition costs deferred                                               28,014         36,440         39,491
     Amortization of deferred policy acquisition costs                       (21,734)       (25,306)       (12,760)
     Adjustment for unrealized investment (gain) loss                         (2,873)        (2,604)         6,145
     Balance released under co-insurance agreement (note 4)                        -              -         (1,815)
---------------------------------------------------------------------- -------------- -------------- ---------------
Ending balance                                                          $    164,234   $    160,827   $    152,297
---------------------------------------------------------------------- -------------- -------------- ---------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been reclassified to conform to current year presentation.



                                    F-II 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                               Years Ended December 31
                                                                   -------------------------------------------------
                                                                            2001             2000            1999
------------------------------------------------------------------ ----------------- --------------- ---------------
Fixed maturity securities available for sale                        $      10,846     $       9,539   $      9,644
Equity securities                                                             159               159            159
Mortgage loans on real estate                                                 158               160             34
Loans on insurance policies                                                 1,645             1,203            845
Cash equivalents                                                            1,033             1,029            681
Other invested assets                                                           -                 -          2,830
------------------------------------------------------------------ ----------------- --------------- ---------------
   Gross investment income                                                 13,841            12,090         14,193
Investment expenses                                                           291               226            223
------------------------------------------------------------------ ----------------- --------------- ---------------
   Net investment income                                            $      13,550     $      11,864   $     13,970
------------------------------------------------------------------ ----------------- --------------- ---------------

Net pretax realized investment gains (losses) were as follows:

                                                                                   Years Ended December 31
                                                                          ------------------------------------------
                                                                                2001           2000          1999
------------------------------------------------------------------------- -------------- ------------- -------------
Net losses on disposals of fixed maturity securities
   available for sale (note 4)                                             $     (499)    $     (973)   $   (1,786)
Net gains on disposal of equity securities (note 9)                               729               -             -
------------------------------------------------------------------------- -------------- ------------- -------------
Net pretax realized investment gains(losses)                               $      230     $     (973)   $   (1,786)
------------------------------------------------------------------------- -------------- ------------- -------------

The Company recorded other than temporary impairments on bonds of $1,002 and $800 for 2001 and 2000, respectively. There were no other than temporary impairments on bonds recorded by the Company in 1999.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                                Year Ended December 31, 2001
                                                                          ------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------- -------------- ------------- -------------
Fixed maturity securities available for sale                               $     10,814   $      452    $       72
Equity securities                                                                 4,729          729             -
------------------------------------------------------------------------- -------------- ------------- -------------
         Total                                                             $     15,543   $    1,181    $       72
------------------------------------------------------------------------- -------------- ------------- -------------


                                                                                Year Ended December 31, 2000
                                                                         -------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------ --------------- ------------- -------------
Fixed maturity securities available for sale                              $       2,842   $        -    $       45
------------------------------------------------------------------------ --------------- ------------- -------------


                                                                                Year Ended December 31, 1999
                                                                         -------------------------------------------
                                                                            Proceeds        Gains         Losses
------------------------------------------------------------------------ --------------- ------------- -------------
Fixed maturity securities available for sale                              $       7,762   $        6    $       80
------------------------------------------------------------------------ --------------- ------------- -------------




                                    F-II 12

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

2.  INVESTMENTS, (continued)

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                               December 31, 2001
                                                             ------------------------------------------------------
                                                               Amortized       Gross Unrealized          Fair
                                                                            ------------------------
                                                                 Cost          Gains       Losses        Value
------------------------------------------------------------ -------------- ------------ ----------- --------------
   U. S. Corporate                                            $    155,920   $    4,031   $   2,492   $   157,459
   Mortgage-backed                                                  34,525          670          75        35,120
   U.S. Treasury securities and obligations of
      U.S. government agencies                                       6,671          303           2         6,972
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total fixed maturity securities available for sale           197,116        5,004       2,569       199,551
------------------------------------------------------------ -------------- ------------ ----------- --------------
   Equity securities                                                 2,031            -          71         1,960
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total securities available for sale                     $    199,147   $    5,004   $   2,640   $   201,511
------------------------------------------------------------ -------------- ------------ ----------- --------------

                                                                               December 31, 2000
                                                             ------------------------------------------------------
                                                               Amortized       Gross Unrealized          Fair
                                                                            ------------------------
                                                                 Cost          Gains       Losses        Value
------------------------------------------------------------ -------------- ------------ ----------- --------------
   U. S. Corporate                                            $    102,895   $    1,412   $   2,621   $   101,686
   Mortgage-backed                                                  32,095          179         267        32,007
   U.S. Treasury securities and obligations of
      U.S. government agencies                                       6,037          203           -         6,240
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total fixed maturity securities available for sale           141,027        1,794       2,888       139,933
------------------------------------------------------------ -------------- ------------ ----------- --------------
   Equity securities                                                 2,031            -         286         1,745
------------------------------------------------------------ -------------- ------------ ----------- --------------
      Total securities available for sale                     $    143,058   $    1,794   $   3,174   $   141,678
------------------------------------------------------------ -------------- ------------ ----------- --------------

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2001 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized            Fair
                                                                                      Cost               Value
-------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                       $              -   $              -
Due after one year through five years                                                   80,790             82,927
Due after five years through ten years                                                  67,646             67,865
Due after ten years                                                                     14,155             13,639
Mortgage-backed securities                                                              34,525             35,120
-------------------------------------------------------------------------------------------------------------------
     Total                                                                    $        197,116   $        199,551
-------------------------------------------------------------------------------------------------------------------



At December 31, 2001, the Company had fixed maturity securities available for sale with a carrying value of $3,395 on deposit with various state insurance departments.


                                    F-II 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                              December 31
                                                                                    --------------------------------
                                                                                         2001            2000
----------------------------------------------------------------------------------- --------------- ----------------
Deferred policy acquisition costs                                                    $      47,824   $      47,686
Prepaid expenses                                                                             1,435           1,012
Net unrealized investment gains                                                                600               -
Other                                                                                          182               -
----------------------------------------------------------------------------------- --------------- ----------------
Gross deferred tax liability                                                                50,041          48,698
----------------------------------------------------------------------------------- --------------- ----------------
Future policy and contract benefits                                                         36,521          39,108
Net unrealized investment losses                                                                 -             685
Capital loss carryforward                                                                      434             434
Deferred future revenues                                                                     2,282           2,218
Other                                                                                          161             121
----------------------------------------------------------------------------------- --------------- ----------------
Gross deferred tax asset                                                                    39,398          42,566
Less valuation allowance                                                                         -             714
----------------------------------------------------------------------------------- --------------- ----------------
Total deferred tax asset after valuation allowance                                          39,398          41,852
----------------------------------------------------------------------------------- --------------- ----------------
   Net deferred tax liability                                                               10,643   $       6,846
----------------------------------------------------------------------------------- --------------- ----------------

The Company has approximately $1,241 of capital loss carryforwards as of December 31, 2001 that may be applied against future capital gains. The capital loss carryforwards of approximately $1,103 and $138 will expire in 2004 and 2005, respectively. In 2000 and 1999, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                                             Years Ended December 31
                                                                 ---------------------------------------------------
                                                                        2001             2000            1999
--------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                               35.0     %        35.0 %         35.0    %
Dividends received deduction                                            (26.6)            (21.3)           -
Income tax liability released due to settlement on exam                  -                (29.6)           -
Release of valuation allowance                                          (12.8)              -              -
Other                                                                    (1.0)              1.7            4.2
--------------------------------------------------------------------------------------------------------------------
   Effective tax rate                                                    (5.4)    %       (14.2)  %       39.2    %
--------------------------------------------------------------------------------------------------------------------

The Company's federal income tax returns through March 31, 1996 were examined and settled with the IRS in 2000. Based on the settlement, the Company released the income tax liability provided in prior years of $2,050.


                                    F-II 14

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2001, 2000 and 1999 was $16,192, $12,573 and $12,265, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $5,355, $4,912 and $4,419 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has recorded reinsurance recoveries from affiliates of $4,462, $3,603 and $7,268 for the years ended December 31, 2001, 2000 and 1999, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $1,243 and $2,414 and prepaid reinsurance premiums of $2,766 and $2,671 as of December 31, 2001 and 2000, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

Effective June 30, 1999 the Company agreed to 100% co-insure its equity indexed annuity business to AmerUs in a non-cash transaction. Under the terms of the agreement investments with a fair value of $57,648 and an amortized cost of $59,390 were transferred to AmerUs. In return AmerUs co-insured the full liability for this business resulting in a $59,561 reinsurance receivable from affiliate being recorded. The Company also released the $1,815 of deferred policy acquisition costs, which it was carrying on this block. AmerUs, through assumption reinsurance, has assumed approximately 99% and 83% of this business as of December 31, 2001 and 2000, respectively, reducing the reinsurance receivable - affiliate to $519 and $9,870 as of December 31, 2001 and 2000, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $14,210 and $11,610 of additional reserves as of December 31, 2001 and 2000, respectively.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), a wholly-owned subsidiary of AMAL Corporation. Policies placed by this affiliate generated commission expense of $26,745, $34,544 and $35,736 for the years ended December 31, 2001, 2000 and 1999, respectively.

During 1999, the Company formed a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $827,893 and $1,021,332 in the VIT as of December 31, 2001 and 2000, respectively. ALIC had separate account investments of $465 and $600 in the VIT as of December 31, 2001 and 2000, respectively. FALIC had separate account investments of $339 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.



                                    F-II 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $ 15,574 and $6,009 as of December 31, 2001 and 2000, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. Beginning in 2001, the Company received fees of $1,420 for these services. The fees are reflected in other income on the statement of operations.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5.  BENEFIT PLANS

In past years, the Company was included in a multiple employer non-contributory defined-benefit pension plan (pension plan) and a defined contribution plan that covered substantially all full-time employees of ALIC and its subsidiaries and AMAL Corporation and its subsidiaries. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $6, $221 and $159, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and defined contribution plan each merged with the respective pension plan and defined contribution plan of an affiliated company, and both are now sponsored by AHC. While the pension plans were merged, AMAL Corporation and its subsidiaries will continue to have a different benefit formula.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2001 and 2000, and from 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $235, $108 and $47, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For associates eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided up to the date when the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the

                                    F-II 16

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


5. BENEFIT PLANS, (continued)

immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Total Company contributions were $31, $35 and $12 for the years ended December 31, 2001, 2000 and 1999, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of associates in AMAL Corporation and its subsidiaries.

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices, was ($5,802), $6,874 and ($4,513) for 2001, 2000 and 1999,
respectively. The Company's statutory surplus was $60,516, $63,665 and $41,637 at December 31, 2001, 2000 and 1999, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles has the effect of increasing statutory surplus at January 1, 2001 by $2,854, which relates primarily to accounting principles regarding income taxes.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                                    F-II 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         Equity securities -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 2001 and 2000.

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                  December 31
                                                            --------------------------------------------------------
                                                                      2001                          2000
                                                            ------------------------- -- ---------------------------
                                                                Carrying      Fair          Carrying        Fair
                                                                Amount        Value          Amount         Value
----------------------------------------------------------- ------------ ------------ -- ------------ --------------
Financial assets:
   Fixed maturity securities, available for sale             $  199,551   $  199,551      $  139,933   $  139,933
   Equity securities                                              1,960        1,960           1,745        1,745
   Mortgage loans on real estate                                  2,907        2,981           2,091        2,138
   Loans on insurance policies                                   29,391       25,185          23,186       18,948
   Cash and cash equivalents                                     46,927       46,927          18,347       18,347
   Accrued investment income                                      3,487        3,487           2,873        2,873
   Reinsurance receivable - affiliate                               519          519           9,870        9,870
   Reinsurance recoverable                                        1,369        1,369           2,414        2,414
Financial liabilities:
   Accumulated contract values excluding amounts
      held under insurance contracts                         $  286,059   $  286,059      $  204,577   $  204,577





                                    F-II 18

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (in thousands)


8.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS

Mortgage loan commitments of $1,250 were outstanding for investments to be purchased in subsequent years as of December 31, 2001. There were no mortgage loan commitments outstanding as of December 31, 2000. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LITIGATION

From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have Separate Accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the Separate Accounts are invested in mutual funds and are carried at fair value and are only used to support variable products issued by the Company. During 2001, the Company made initial investments totaling $4,000 into two new mutual fund options offered through Account VA-2. The Company withdrew its investments and related earnings by December 31, 2001 in the amount of $4,729. The realized gains are recorded in the statement of operations. Amounts in the Separate Accounts include policyowner investments in mutual fund options offered through affiliates (See note 4). Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.


Amounts in the Separate Accounts are as follows:

                                                                                          December 31
                                                                             ---------------------------------------
                                                                                    2001                2000
---------------------------------------------------------------------------- ------------------- -------------------
Separate Account V                                                            $        371,818    $        393,900
Separate Account VA-2                                                                1,564,579           1,868,780
---------------------------------------------------------------------------- ------------------- -------------------
                                                                              $      1,936,397    $      2,262,680
---------------------------------------------------------------------------- ------------------- -------------------

                                    F-II 19

                                   AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO


APPENDIX A

EMPLOYEE BENEFIT PLAN
INFORMATION STATEMENT

The purpose of this statement is to inform you as an independent Fiduciary of the Employee Benefit Plan, of the Sales Representative's relationship to and compensation from Ameritas Variable Life Insurance Company (AVLIC), as well as to describe certain fees and charges under the Corporate Benefit VUL Policy being purchased from the Sales Representative.

The Sales Representative is appointed with AVLIC as its Sales Representative and is a Securities Registered Representative. In this position, the Sales Representative is employed to procure and submit to AVLIC applications for contracts, including applications for Corporate Benefit VUL.

COMMISSIONS, FEES AND CHARGES

The following commissions, fees and charges apply to Corporate Benefit VUL (Policy):

SALES COMMISSION: AVLIC pays commission to the broker-dealers, which in turn pay commissions to the registered representative who sells this Policy. The commission may equal an amount up to 30% of premium in the first Policy Year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.50% of the Accumulation Value beginning in the sixth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, AVLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered representatives who meet certain production standards may receive additional compensation. From time to time, additional sales incentives may be provided to broker-dealers.

COST OF INSURANCE: A monthly charge for the Policy and any riders. The Cost of Insurance Rates are shown on the Policy Schedule.

MONTHLY PER POLICY CHARGE: AVLIC will make a per Policy charge of $15.00 per month (maximum $15.00) during the first Policy Year and $7.00 per month (maximum $12.00) thereafter. This charge is guaranteed not to increase above the maximum.

MONTHLY  PER $1000  CHARGE  FOR  ADMINISTRATIVE  EXPENSES:  The first ten Policy
Years, there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase. The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. (See the Policy Schedule for rates.)

DAILY ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE: AVLIC makes a daily charge of the value of the average daily net assets of the Account under the policies equal to an annual rate of 0.15% (maximum 0.15%). This charge is subtracted when determining the daily accumulation unit value. This charge is guaranteed not to increase above the maximum and is designed to reimburse AVLIC for administrative expenses of issuing, servicing and maintaining the policies. AVLIC does not expect to make a profit on this fee.

MORTALITY AND EXPENSE RISK CHARGE: AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. AVLIC makes a daily charge of the value of the average daily net assets of the Account under the policies equal to an annual rate of 0.75% (maximum 0.95%) in Policy Years 1-15 and 0.30% (maximum 0.50%) thereafter. This charge is subtracted when determining the daily accumulation unit value. AVLIC guarantees that this charge will never increase above the maximum. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.


                              CORPORATE BENEFIT VUL

PARTIAL AND FULL WITHDRAWALS: Partial withdrawals may be made, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). You may Surrender the Policy at any time for its Net Cash Surrender Value. There is no surrender charge.

PERCENT OF PREMIUM CHARGE: AVLIC will deduct a percent of premium charge upon receipt of a premium payment. Currently, this charge is 3.0% of the premium paid (maximum 5.0%).

FUND INVESTMENT ADVISORY FEES AND EXPENSES: At the direction of the Policy Owner, Separate Account V purchases shares of Funds which are available for investment under this Policy. The net assets of Separate Account V will reflect the value of the Fund shares and therefore, investment advisory fees and other expenses of the Funds. A complete description of these fees and expenses is contained in the Funds' prospectuses.

                              CORPORATE BENEFIT VUL

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


                              RULE 484 UNDERTAKING

AVLIC'S By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of 124 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Donald R. Stading
(c) Deloitte & Touche LLP

The Following Exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2.

         (1) Resolution of the Board of Directors of AVLIC Authorizing Establishment of the Account. 1
         (2)  Not applicable.
         (3)  (a) Principal Underwriting Agreement. 1
              (b) Proposed Form of Selling Agreement. 1
              (c) Commission Schedule. 6
              (d) Amendment to Principal Underwriting Agreement. 2
         (4)  Not Applicable.
         (5)  (a) Proposed Form of Policy. 6
              (b) Proposed Form of Policy Riders. 6
         (6) (a) Articles of incorporation of Ameritas Variable Life Insurance Company. 2
              (b) Bylaws of Ameritas Variable Life Insurance Company. 3
         (7)  Not applicable.
         (8) (a) Participation Agreement in the Variable Insurance Products Fund. 2
              (b) Participation Agreement in the Alger American Fund. 2
              (c) Participation Agreement in the MFS Variable Insurance Trust. 1
              (d) Participation Agreement in the Morgan Stanley Universal Funds,
                  Inc. 1
              (e) Participation Agreement in the Calvert Variable Series, Inc.
                  Ameritas Portfolios. 4
              (f) Form of Participation Agreement in the Calvert Variable
                  Series, Inc. Social Portfolios. 7
              (g) Form of Participation Agreement in the American Century
                  Variable Portfolios, Inc. 7
              (h) Form of Participation Agreement in the INVESCO Variable
                  Investment Funds, Inc. 7
              (i) Form of Participation Agreement in the Salomon Brothers
                  Variable Series Funds Inc. 7
              (j) Form of Participation Agreement in the Summit Mutual Funds,
                  Inc. 7
              (k) Form of Participation Agreement in the Third Avenue Variable
                  Series Trust. 7
         (9)  Not Applicable.
         (10) Application for Policy. 6
         (11) Code of Ethics. 5
2. (a)(b) Opinion and Consent of Donald R. Stading.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
6.  Consent of Deloitte & Touche LLP.
7.  Form of Notice of Withdrawal Right and Refund pursuant to Rule 6e-3(T)(b)
    (13)(viii) under the Investment Company Act of 1940. 2
8.  Powers of Attorney. 8

Footnotes:
1 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
2      Incorporated  by  reference  to  the   Pre-Effective   Amendment  to  the
       Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3 Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.
4      Incorporated  by  reference  to  Post-Effective  Amendment  No.  5 to the
       Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
5      Incorporated  by  reference  to  Post-Effective  Amendment  No.  6 to the
       Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed February 29, 2000.
6 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-95163, filed April 5, 2000.
7      Incorporated  by  reference  to  Post-Effective  Amendment  No.  7 to the
       Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
8      Incorporated  by  reference  to  Post-Effective  Amendment  No.  7 to the
       Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 3 to Registration Statement Number 333-95163 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 5th day of April, 2002.


                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor

                              By:  Lawrence J. Arth *
                                   ---------------------------------
                                   Chairman of the Board


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 5, 2002.

         SIGNATURE                                TITLE
         ---------                                -----

     Lawrence J. Arth *               Director, Chairman of the Board and Chief
                                      Executive Officer

     William J. Atherton *            Director, President and Chief Operating
                                      Officer

     Kenneth C. Louis *               Director, Executive Vice President

     Gary R. McPhail *                Director, Executive Vice President

     Thomas C. Godlasky *             Director, Senior Vice President and Chief
                                      Investment Officer

     JoAnn M. Martin *                Director, Vice President and Chief
                                      Financial Officer

     Robert C. Barth *                Controller (PRINCIPAL ACCOUNTING OFFICER)

     William W. Lester *              Treasurer (PRINCIPAL FINANCIAL OFFICER)


   /S/ Donald R. Stading              Secretary and General Counsel
--------------------------
       Donald R. Stading

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

         EXHIBIT           EXHIBIT INDEX
         -------           -------------

         2. (a)(b)         Opinion and Consent of Donald R. Stading

         6.                Consent of Deloitte & Touche LLP.